       As filed with the Securities and Exchange Commission on May 1, 2007

                                                      1933 Act File No. 33-11387
                                                      1940 Act File No. 811-4984

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                       Pre-Effective Amendment No. __                        [ ]
                       Post-Effective Amendment No. 66                       [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
                                Amendment No. 67
                        (Check appropriate box or boxes.)

                              AMERICAN BEACON FUNDS
               (Exact Name of Registrant as Specified in Charter)

                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                          DOUGLAS G. HERRING, PRESIDENT
                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: June 30, 2007

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[X]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

                              AMERICAN BEACON FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

     Cover Sheet

     Contents of Registration Statement

     Prospectus for the Service Class of the Mid-Cap Value Fund

     Statement of Additional Information for the Service Class of the Mid-Cap Value Fund

     Part C

     Signature Page

     Exhibits

     The purpose of this filing is to register with the Securities and Exchange Commission the Service Class of the Mid-Cap Value Fund, a series of the American Beacon Funds (the "Trust"). No other series of the Trust is affected by this filing.

                          [AMERICAN BEACON FUNDS LOGO]

Guidance                             Vision                           Experience

                              [LIGHTHOUSE GRAPHIC]

                                   Prospectus
                                  June 30, 2007

                               Mid-Cap Value Fund

                                  SERVICE CLASS

The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of this Fund. To state otherwise is a criminal offense.

TABLE OF CONTENTS

ABOUT THE FUND
   Mid-Cap Value Fund..............................................
   The Manager.....................................................            6
   The Sub-Advisers................................................            7
   Valuation of Shares.............................................            8
ABOUT YOUR INVESTMENT
   Purchase and Redemption of Shares...............................            9
   Frequent Trading and Market Timing..............................           12
   Distributions and Taxes.........................................           13
ADDITIONAL INFORMATION
   Distribution of Fund Shares.....................................           14
   Portfolio Holdings..............................................           14
   Delivery of Documents...........................................           14
   Financial Highlights............................................           15
   Additional Information..........................................   Back Cover

    Fund shares are only available in states in which they are authorized for purchase.

ABOUT THE FUND

AMERICAN BEACON MID-CAP VALUE FUND (SM)
INVESTMENT OBJECTIVE
Long-term capital appreciation and current income.

PRINCIPAL STRATEGIES

Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of middle market capitalization U.S. companies. These companies generally have market capitalizations between $1 billion and the market capitalization of the largest company in the Russell Midcap(R) Index(1) at the time of investment. As of December 31, 2006, the market capitalization of the largest company in the Russell Midcap Index was $21.4 billion. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").

American Beacon Advisors, Inc. (the "Manager") currently allocates the Fund's assets, generally on an equal basis, between two investment sub-advisors:

     Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")
     Pzena Investment Management, LLC ("Pzena")

In general, the sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell Midcap Index):

-    above-average earnings growth potential,

-    below-average price to earnings ratio,

-    below-average price to book value ratio, and

-    above-average dividend yields.

(1)  The Russell Midcap Index is a registered trademark of Frank Russell
     Company.

Prospectus

Barrow invests in medium-sized companies with low price to earnings and price to book value ratios and high dividend yields in relation to the Russell Midcap Index. Through extensive research and meetings with company management teams, Barrow seeks to identify companies that not only possess these three characteristics, but that also exhibit high or improving profitability translating into earnings growth above that of the overall Russell Midcap Index. Barrow's portfolio will generally consist of 35 to 45 stocks.

Pzena invests in medium-sized companies and intends to maintain a concentrated portfolio of 30 to 40 stocks selected from the most undervalued or "deep" value portion of its investment universe. Pzena looks for companies within that universe that sell for a low price relative to normal earnings (with "normal earnings" defined as a 5 year estimate of what the company should earn in a normal environment based on research of the company's history and the history of its industry).

Each of the Fund's sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a security is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

PRINCIPAL RISK FACTORS

Market Risk

Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Mid-Capitalization Companies Risk

Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Value Stocks Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Foreign Investing Risk

Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk

Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Investment Risks

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

HISTORICAL PERFORMANCE

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Mid-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Service Class of the Fund began offering its shares on June 30, 2007. However, three other classes of shares of the Fund not offered in this Prospectus began offering their shares on June 30, 2004, November 30, 2005, and March 1, 2006, respectively. In the chart and table below, performance results prior to November 30, 2005 are for the AMR Class, performance results from November 30, 2005 through February 28, 2006 are for the Institutional Class, and performance results since March 1, 2006 are for the PlanAhead Class. Because the other classes had lower expenses, their performance was better than the Service Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

                                  (BAR CHART)

05 ..........................  9.05%
06 .......................... 17.62%

     The year-to-date total return of the Fund was 4.16% as of 3/31/07.

Highest Quarterly Return:             7.01%
   (1/1/05 through 12/31/06)   (4th Quarter 2006)
Lowest Quarterly Return:             -2.10%
   (1/1/05 through 12/31/06)   (2nd Quarter 2006)

                                        AVERAGE ANNUAL
                                         TOTAL RETURN
                                        AS OF 12/31/06
                                      ------------------
                                                 SINCE
                                               INCEPTION
                                      1 YEAR   (6/30/04)
                                      ------   ---------
RETURN BEFORE TAXES                   17.62%     15.79%
RETURN AFTER TAXES ON DISTRIBUTIONS   16.59%     12.22%

RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES            11.68%     11.68%
                                      -----      -----
Russell Midcap(R) Value Index (1)     20.22%     19.56%
Lipper Mid-Cap Value Funds Index      15.66%     14.18%

(1) The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with below-average price-to-book ratios and below-average forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index. The Russell Midcap Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fees...........................   0.72%
Distribution (12b-1) Fees.................   0.25
Other Expenses............................   x.xx(1)
Acquired Fund Fees and Expenses (2).......   0.03
                                             ----
Total Annual Fund Operating Expenses......   x.xx%
                                             ====

1    Other Expenses are based on estimates for the current fiscal year.

2 Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR: $XXX   3 YEARS: $XXX

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Fund's website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

THE MANAGER

The Fund has retained American Beacon Advisors, Inc. to serve as its Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2006, the Manager had approximately $57.9 billion of assets under management, including approximately $28.2 billion under active management and $29.7 billion as named fiduciary or financial adviser. Approximately $26.9 billion of the Manager's total assets under management were related to AMR Corporation.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager:

-    develops the investment program for the Fund,

-    selects and changes sub-advisors (subject to requisite approvals),

-    allocates assets among sub-advisors,

-    monitors the sub-advisors' investment programs and results,

- coordinates the investment activities of the sub-advisors to ensure compliance with regulatory restrictions,

- oversees the Fund's securities lending activities and actions taken by the securities lending agent, and

- invests the portion of Fund assets that the sub-advisors determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of the net assets of the Fund. In addition, the Fund pays the Manager the amounts due to the sub-advisors. The Manager then remits these amounts to the sub-advisors.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Fund to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The management fees paid by the Fund for the fiscal year ended October 31, 2006, net of reimbursements and shown as a percentage of average net assets, was 0.72%.

A discussion of the Board's consideration and approval of the Management Agreement between the Fund and the Manager and the Investment Advisory Agreements between the sub-advisors and the Manager is available in the Fund's semi-annual report dated April 30, 2006.

William F. Quinn and Douglas G. Herring are the leaders of the Manager's portfolio management team that has joint responsibility for the day-to-day management of the Fund. Mr. Quinn and Mr. Herring are responsible for developing the Fund's investment program and recommending sub-advisors to the Fund's Board of Trustees. In addition, Mr. Quinn, in conjunction with Wyatt Crumpler and Adriana R. Posada, oversees the sub-advisors, reviews each sub-advisor's performance and allocates the Fund's assets among the sub-advisors.

Mr. Quinn is Chairman and CEO of the Manager and has served on the portfolio management team since the inception of the Fund in 2004. He was President of the Manager from 1986 to 2006. Mr. Herring is President of the Manager and has served on the portfolio management team since September 2006. Prior to joining the Manager, Mr. Herring was Vice President and Controller of American Airlines, Inc. from August 1998 to March 2006. Mr. Wyatt Crumpler joined the Manager in January 2007 as Vice President of Trust Investments and a member of the portfolio management team. From January 2004 to January 2007, Mr. Crumpler was Managing Director of Corporate Accounting at American Airlines, Inc. Prior to that time, he was Director of IT Strategy and Finance for American Airlines, Inc. Ms. Posada became Manager of Trust Investments and a member of the team in October 1998. The Fund's Statement of Additional Information ("SAI") provides additional information about the members of the portfolio management team, including other accounts they manage, their ownership in the Fund and their compensation.

THE SUB-ADVISORS

The Fund's assets are allocated among two sub-advisors by the Manager. Each sub-advisor has discretion to purchase and sell securities for its segment of the Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new sub-advisors without approval of a Fund's shareholders, but subject to approval of the Fund's Board of Trustees ("Board"). The Prospectus will be supplemented if additional sub-advisors are retained or the contract with any existing sub-advisor is terminated.

Set forth below is a brief description of each sub-advisor and the portfolio managers with primary responsibility for the day-to-day management of the Fund. The Fund's SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Fund and their compensation.

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("Barrow"), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is a professional investment counseling firm that has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2006, Barrow had discretionary investment management authority with respect to approximately $63 billion of assets, including approximately $2.9 billion of assets of AMR Corporation and its subsidiaries and affiliated entities.

Barrow manages client assets on a team basis for their equity strategies. The members of the team for the Fund are listed below.

Name and Title of Portfolio    Length of Service        Business Experience
Managers                            to Fund                 Past 5 Years
---------------------------    -----------------   -----------------------------
James P. Barrow
   Portfolio Manager/Partner    Since Inception    Portfolio Manager/Barrow
Mark Giambrone
   Portfolio Manager/Partner    Since Inception    Portfolio Manager/Barrow (1)

(1)    Prior to 2002, Mark Giambrone was an equity analyst with Barrow.

Barrow's equity portfolio managers and analysts work as a team for the purposes of generating and researching investment ideas within the mid cap segment of the market. Individual equity security holdings and their weightings in Barrow's portion of the Fund are the result of input from both analysts and portfolio managers. However, the ultimate decision for inclusion and weighting in the Fund rests with the management team for the mid cap strategy. While all of Barrow's equity portfolio managers act as generalists, each portfolio manager also has a specific sector responsibility along with an analyst member of the team. This serves as an internal mentoring process, in addition to assuring that Barrow has adequate coverage across all sectors and market capitalization ranges.

PZENA INVESTMENT MANAGEMENT, LLC ("Pzena"), 120 West 45th Street, 20th Floor, New York, New York 10036, is a majority employee-owned investment management firm founded in 1995. As of December 31, 2006, Pzena had assets of approximately $27.3 billion under management, including approximately $51.1 million of assets of AMR Corporation and its subsidiaries and affiliated entities.

Investment decisions for the portion of the Fund sub-advised by Pzena are made by a three-person investment team. The team consists of Richard S. Pzena, John
P. Goetz and Manoj Tandon. Each member has equal weight in determining how research findings are translated into an earnings model. Further, all decisions require unanimous consent of the three individuals. Should one of the members become unavailable for either planned or unplanned reasons, the remaining members would continue the process.

Mr. Pzena is Managing Principal, Chief Executive Officer, Co-Chief Investment Officer and Founder of Pzena. He has served on the portfolio management team since the inception of the Fund in June 2004 and has been with Pzena since its inception in January 1996. Mr. Goetz is a Managing Principal and Co-Chief Investment Officer of Pzena as of January 1, 2005. Prior to becoming Co-CIO, Mr. Goetz was Director of Research for Pzena. He has also served on the Fund's portfolio management team since its inception and has been with Pzena since 1996. Manoj Tandon is a Principal and Portfolio Manager at Pzena. Prior to joining Pzena in 2002, Mr. Tandon was Associate Analyst for the Global Software and IT Services Strategy team at Deutsche Bank and a member of its Enterprise Software Research team from 1999 to 2002. He began managing Pzena's portion of the Fund in January 2006.

VALUATION OF SHARES

The price of the Fund's shares is based on its net asset value ("NAV") per share. The Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security's trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security's true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund's NAV, fair value pricing may be used on the affected security or securities.

Attempts to determine the fair value of securities introduces an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund's fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund's fair valuation procedures.

The NAV of Service Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. The Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business.

ABOUT YOUR INVESTMENT

PURCHASE AND REDEMPTION OF SHARES

ELIGIBILITY

Service Class shares are offered to all investors who invest through intermediary organizations, such as broker-dealers or third party administrators.

OPENING AN ACCOUNT

A completed, signed application is required to open an account. You may request an application form by:

-    calling (800)-658-5811, or

- downloading an account application on the Fund's website at www.americanbeaconfunds.com.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your financial institution will ask for information that will allow it to identify you. Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, tax ID numbers, and other documentation. Your financial institution is required by law to reject your new account application if the required identifying information is not provided.

Complete the application, sign it and

                                 Mail to:
                              American Beacon Funds
                                 P.O. Box 219643
                           Kansas City, MO 64121-9643

PURCHASE POLICIES

Shares of the Fund are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time or the close of the Exchange (whichever comes first) on each day on which the Exchange is open for business.

If a purchase order is received in good order prior to the Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the Fund's deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. The Fund has the right to reject any purchase order or cease offering shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept "starter" checks, credit card checks, money orders, cashier's checks, official checks, or third party checks. No sales charges are assessed on the purchase or sale of Fund shares.

Please refer to the section titled "Frequent Trading and Market Timing" for information on the Fund's policies regarding frequent purchases, redemptions, and exchanges.

REDEMPTION POLICIES

Shares of the Fund may be redeemed by telephone, via the Fund's web site, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by 4:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first). For assistance with completing a redemption request, please call (800) 658-5811.

Wire proceeds from redemption requests received by 4:00 p.m. Eastern Time are generally transmitted to shareholders on the next day the Funds are open for business. In any event, proceeds from a redemption request will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the funds have cleared, which may take up to 15 days.

The Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund's shareholders.

Although the Fund intends to redeem shares in cash, the Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Fund.

Please refer to the section titled "Frequent Trading and Market Timing" for information on the Fund's policies regarding frequent purchases, redemptions, and exchanges.

EXCHANGE POLICIES

Shares of the Service Class of the Fund may be exchanged for shares of the Service Class of another Fund under certain limited circumstances. Since an exchange involves a concurrent purchase and redemption, please review the sections titled "Purchase Policies" and "Redemption Policies" for additional limitations that apply to purchases and redemptions. To exchange out of the Fund and into another, a shareholder must have owned shares of the Fund for at least 15 days. The minimum investment requirement must be met for the Fund into which the shareholder is exchanging. Fund shares may be acquired through exchange only in states in which they can be legally sold. The Fund reserves the right to modify or terminate the exchange privilege at any time.

Please refer to the section titled "Frequent Trading and Market Timing" for information on the Fund's policies regarding frequent purchases, redemptions, and exchanges.

HOW TO PURCHASE SHARES

By Wire

If your account has been established, you may call (800) 658-5811. The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by wire is $500. Send a bank wire to State Street Bank and Trust Co. with these instructions:

-    ABA# 0110-0002-8; AC-9905-342-3,

-    Attn: American Beacon Funds-Service Class,

-    the Fund name and Fund number, and

-    shareholder's account number and registration.

By Check

- The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by check is $50.

-    Make check payable to American Beacon Funds.

- Include the shareholder's account number, Fund name, and Fund number on the check.

-    Mail the check to:
     American Beacon Funds
     P.O. Box 219643
     Kansas City, MO 64121-9643

By Exchange

     -    Send a written request to the address above, call 1-800-658-5811.

     - A $2,500 minimum is required to establish a new account in the Service Class of another American Beacon Fund by making an exchange.

     -    The minimum amount for each exchange is $50.

HOW TO REDEEM SHARES

By Telephone

-    Call (800) 658-5811 to request a redemption.

- Proceeds will generally be mailed only to the account address of record or transmitted by wire to a commercial bank account designated on the account application form.

By Mail

Write a letter of instruction including:

-    the Fund name and Fund number,

-    shareholder account number,

-    shares or dollar amount to be redeemed, and

- authorized signature(s) of all persons required to sign for the account. Mail to:
     American Beacon Funds
     P.O. Box 219643
     Kansas City, MO 64121-9643

- Proceeds will only be mailed to the account address of record or transmitted by wire to a commercial bank account designated on the account application form.

To protect the Funds and your account from fraud, a STAMP 2000 Medallion Imprint signature guarantee is required for redemption orders:

- with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or

- for an account whose address has changed within the last 30 days if proceeds are sent by check.

By Exchange

- Send a written request to the address above or call 1-800-658-5811 to exchange shares.

- A $2,500 minimum is required to establish a new account in the Service Class of another American Beacon Fund by making an exchange.

-    The minimum amount for each exchange is $50.

Via "My Account" on www.americanbeaconfunds.com

- Proceeds will only be mailed to the account address of record, transmitted by wire to a commercial bank account designated on the account application form.

- If bank instructions were not included on the account application form, please call 1-800-658-5811 to establish bank instructions.

GENERAL POLICIES

If a shareholder's account balance in the Fund falls below $2,500, the shareholder may be asked to increase the balance. If the account balance remains below $2,500 after 45 days, the Fund reserves the right to close the account and send the proceeds to the shareholder. The Manager reserves the right to charge an annual account fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

A STAMP 2000 Medallion signature guarantee may be required in order to change an account's registration or banking instructions. You may obtain a STAMP 2000 Medallion signature guarantee at most banks, broker-dealers and credit unions, but not from a notary public.

The following policies apply to instructions you may provide to the Fund by telephone:

- The Fund, its officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Fund reserves the right to:

- liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Fund is unable to verify the shareholder's identity within three business days of account opening,

- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.

- reject a purchase order and seek reimbursement from the shareholder for any related loss incurred by the Fund if funds are not received by the applicable wire deadline.

The Fund has authorized certain third party financial intermediaries, such as broker-dealers, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Fund. The Fund is deemed to have received such orders when they are received by the financial intermediaries or their designees. Thus, an order to purchase or sell Fund shares will be priced at the Fund's next determined NAV after receipt by the financial intermediary or its designee.

The Manager may compensate financial intermediaries for providing recordkeeping, administrative, and other services.

Third parties who offer Fund shares may charge transaction fees and may set different minimum investments or limitations on buying or selling shares.

FREQUENT TRADING AND MARKET TIMING

Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including(i) the dilution of the Fund's NAV, (ii) an increase in the Fund's expenses, and(iii) interference with the portfolio manager's ability to execute efficient investment strategies. Frequent, short-term trading of Fund shares in an attempt to profit from day-to-day fluctuations in the Fund's NAV is known as market timing.

The Fund's Board of Trustees has adopted policies and procedures intended to discourage frequent trading and market timing. The Manager monitors trading activity in the Fund to identify shareholders engaged in frequent trading. Shareholders may transact one "round trip" in the Fund in any rolling 90-day period. A "round trip" is defined as two transactions, each in an opposite direction. A round trip may involve (i) a purchase or exchange into the Fund followed by a redemption or exchange out of the Fund or (ii) a redemption or exchange out of the Fund followed by a purchase or exchange into the Fund. If the Manager detects that a shareholder has exceeded one round trip in the Fund in any rolling 90-day period, the Manager, without prior notice to the shareholder, will prohibit the shareholder (and any other accounts the Manager determine to be owned by the shareholder) from making further purchases of the Fund. The Fund may exclude transactions below a certain dollar amount from monitoring, and the Manager may change that dollar amount from time to time. In general, the Fund reserves the right to reject any purchase order, terminate the exchange privilege or liquidate the account of any shareholder that the Manager determines has engaged in market timing.

Third parties that offer Fund shares through omnibus accounts and retirement plans will be asked to enforce the Fund's policies to discourage frequent trading and market timing. However, certain third parties that offer Fund shares have informed the Fund that they are currently unable to enforce the Fund's policies. In addition, certain third parties do not provide information to the Fund regarding the activity of the underlying shareholders in omnibus accounts. Therefore, the Fund does not have the information necessary to detect frequent trading and market timing by those underlying shareholders. In some cases, third parties that offer Fund shares may have their own policies to deter frequent trading and market timing that differ from the Fund's policies. For more information, please contact the financial institution through which you invest in the Fund.

There can be no assurance that the Fund's policies and procedures to deter frequent trading and market timing will have the intended effect.

DISTRIBUTIONS AND TAXES

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. The Fund pays dividends and other distributions on an annual basis.

Usually, any dividends and distributions of net realized gains are taxable events. However, the portion of the Fund's dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes. Distributions by a Fund of realized net short-term capital gains are similarly taxed as ordinary income. Distributions by the Funds of realized net long-term capital gains are taxable to their shareholders as long-term capital gains regardless of how long an investor has been a shareholder.

The following table outlines the typical tax liabilities for transactions in taxable accounts:

TYPE OF TRANSACTION                                TAX STATUS
-------------------                                ----------
Dividends from net investment income*              Ordinary income**
Distributions of excess net short-term             Ordinary income
   capital gain over net long-term capital loss*
Distributions of gains from certain foreign        Ordinary income
   currency transactions*
Distributions of excess net long-term capital      Long-term capital gains
   gain over net short-term capital loss*
Redemptions or exchanges of shares owned for       Long-term capital gains or losses
   more than one year
Redemptions or exchanges of shares owned for       Net gains are treated as ordinary
   one year or less                                income; net losses are subject to
                                                   special rules

*    whether reinvested or taken in cash

**   except for dividends that are attributable to qualified dividend income

To the extent distributions of the excess of net long-term capital gain over net short-term capital loss are attributable to net capital gain that a Fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2011, they are subject to a 15% maximum federal income tax rate for individual shareholders.

A portion of the dividends paid by the Fund may be eligible for the 15% maximum federal income tax rate applicable to dividends that individuals receive through the year 2010. The eligible portion for the Fund may not exceed its QDI. QDI is the aggregate of dividends the Fund receives from most domestic corporations and certain foreign corporations. If the Fund's QDI is at least 95% of its gross income (as specially computed) and the Fund satisfies certain holding period, debt-financing and other restrictions with respect to the shares on which the dividends are paid, the entire dividend will qualify for the 15% maximum federal income tax rate. A portion of the dividends paid by the Fund may also be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions, but the eligible portion will not exceed the aggregate dividends the Fund received from domestic corporations. However, dividends that a corporate shareholder receives and deducts pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax.

Shareholders may realize a taxable gain or loss when redeeming or exchanging shares. That gain or loss is generally treated as a short-term or long-term capital gain or loss, depending on how long the redeemed or exchanged shares were held. Any capital gain an individual shareholder recognizes through the year 2010 on a redemption or exchange of Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisors regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds. Each year, shareholders will receive tax information from the Funds to assist them in preparing their tax returns.

ADDITIONAL INFORMATION

DISTRIBUTION OF FUND SHARES

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which allows the Fund to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. The Plan provides that the Fund will pay up to 0.25% per annum of the average daily net assets of the Service Class to the Manager (or another entity approved by the Board). Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and result in costs higher than other types of sales charges.

PORTFOLIO HOLDINGS

A complete listing of the Fund's holdings is made available on the Fund's website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months thereafter. A list of the Fund's ten largest holdings is made available on the Fund's website on a quarterly basis. The ten largest holdings are generally posted to the website approximately fifteen days after the end of each calendar quarter and remain available until the next quarter. To access holdings information, go to www.americanbeaconfunds.com and select "Fund Holdings" under the "I want info on . . ." menu on the home page.

DELIVERY OF DOCUMENTS

If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of its operations. The total returns represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Service Class of the Fund began offering shares on June 30, 2007. The financial highlights table represents the financial performance of the AMR Class, which had a lower expense structure and higher performance than the Service Class would have for the same periods. The Fund's financial highlights were audited by Ernst & Young LLP, Independent Registered Public Accounting Firm. The report of Ernst & Young LLP, along with the Fund's financial statements, is found in the Fund's Annual Report, which you may obtain upon request.

                                                                             MID-CAP VALUE FUND-AMR CLASS
                                                                            (FORMERLY INSTITUTIONAL CLASS
                                                                            PRIOR TO DECEMBER 1, 2005) (D)
                                                                           -------------------------------
                                                                               YEAR ENDED
                                                                              OCTOBER 31,       JUNE 30 TO
                                                                           -----------------   OCTOBER 31,
                                                                             2006      2005        2004
                                                                           -------   -------   -----------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
Net asset value, beginning of period                                       $ 11.72   $ 10.27   $ 10.00
Income from investment operations:
   Net investment income                                                      0.12      0.13      0.02(B)
   Net gains on securities (both realized and unrealized)                     1.75      1.37      0.25
Total income from investment operations                                       1.87      1.50      0.27
Less distributions:
   Dividends from net investment income                                      (0.14)    (0.05)       --
   Distributions from net realized gains on securities                       (2.58)       --        --
Total distributions                                                          (2.72)    (0.05)       --
Net asset value, end of period                                             $ 10.87    $11.72   $ 10.27
Total return                                                                 19.16%    14.63%     2.70%(A)
Ratios and supplemental data:
   Net assets, end of period (in thousands)                                $66,290   $44,342   $25,546
   Ratios to average net assets (annualized):
      Expenses, after expense reimbursements (recoupments)                    0.97%     1.01%     1.14%(C)
      Expenses, before expense reimbursements (recoupments)                   0.92%     1.02%     1.34%(C)
      Net investment income, after expense reimbursements (recoupments)       1.38%     0.92%     0.73%(C)
      Net investment income, before expense reimbursements (recoupments)      1.42%     0.91%     0.53%(C)
   Portfolio turnover rate                                                      42%      298%        6%(A)

(A)    Not annualized.

(B)    Based on average shares outstanding.

(C)    Annualized.

(D) On November 30, 2005, the Mid-Cap Value Fund's Institutional Class of shares was renamed the AMR Class, and the Fund began offering a new class of shares known as the Institutional Class.

ADDITIONAL INFORMATION

Additional information about the Fund is found in the documents listed below. Request a free copy of these documents by calling (800) 658-5811 or you may access them on the Fund's website at www.americanbeaconfunds.com.

ANNUAL REPORT/SEMI-ANNUAL REPORT

The Fund's Annual and Semi-Annual Reports list the Fund's actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Fund's performance. The report of the Fund's independent auditors is included in the Annual Report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more details about the Fund and its investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

TO OBTAIN MORE INFORMATION ABOUT THE FUND OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:

     (GRAPHIC)
   By Telephone:
Call (800) 658-5811

          (GRAPHIC)
           By Mail:
     American Beacon Funds
4151 Amon Carter Blvd., MD 2450
     Fort Worth, TX 76155

            (GRAPHIC)
            By E-mail:
american_beacon.funds@ambeacon.com

             (GRAPHIC)
          On the Internet:
          Visit our website
   at www.americanbeaconfunds.com
Visit the SEC website at www.sec.gov

The SAI and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

FUND SERVICE PROVIDERS:

CUSTODIAN
State Street Bank and Trust
Boston, Massachusetts

TRANSFER AGENT
Boston Financial Data Services
Kansas City, Missouri

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Dallas, Texas

DISTRIBUTOR
Foreside Fund Services
Portland, Maine

                          [AMERICAN BEACON FUNDS LOGO]
                            SEC File Number 811-4984

American Beacon Funds is a registered service mark of AMR Corporation. American Beacon Mid-Cap Value Fund is a service mark of American Beacon Advisors, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION
                           AMERICAN BEACON FUNDS(SM)
                (formerly known as the American AAdvantage Funds)

                               MID-CAP VALUE FUND
                               -- SERVICE CLASS --

                                  JUNE 30, 2007

     The American Beacon Mid-Cap Value Fund (the "Fund") is a separate investment portfolio of the American Beacon Funds (the "Trust"), a no-load, open-end, diversified management investment company organized as a Massachusetts business trust on January 16, 1987. Prior to March 1, 2005, the Trust and the Fund were known as the American AAdvantage Funds and the American AAdvantage Mid-Cap Value Fund, respectively. The Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy. The Fund is comprised of four classes of shares designed to meet the needs of different groups of investors. This Statement of Additional Information ("SAI") relates to the Service Class of shares of the Fund.

     This Statement of Additional Information ("SAI") should be read in conjunction with a Service Class prospectus dated March 1, 2007 (individually, a "Prospectus"). Copies of any prospectus may be obtained without charge by calling (800) 388-3344 for a Service Class Prospectus or visiting the Fund's website at www.americanbeaconfunds.com. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

     The American Beacon Funds' Annual Report to Shareholders for the period ended October 31, 2006, the American Beacon Funds' Semi-Annual Report to Shareholders for the period ended April 30, 2007 and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI. To request an Annual Report, or Semi-Annual Report free of charge, please call (800) 388-3344.

                                TABLE OF CONTENTS

Non-Principal Investment Strategies and Risks.............................     2
Investment Restrictions...................................................     3
Temporary Defensive Position..............................................     4
Portfolio Turnover........................................................     4
Disclosure of Portfolio Holdings..........................................     4
Trustees and Officers of the Trust........................................     5
Code of Ethics............................................................     9
Proxy Voting Policies.....................................................     9
Control Persons and 5% Shareholders.......................................     9
Investment Advisory Agreements............................................    10
Management, Administrative and Distribution Services......................    11
Other Service Providers...................................................    12
Portfolio Managers........................................................    12
Portfolio Securities Transactions.........................................    15
Redemptions in Kind.......................................................    16
Tax Information...........................................................    16
Description of the Trust..................................................    19
Financial Statements......................................................    19
Other Information.........................................................    19
Appendix A: Proxy Voting Policy and Procedures for the Trust..............   A-1

                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

In addition to the investment strategies described in the Prospectus, the Fund may:

1. Invest up to 20% of its total assets in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes, and other debt securities. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations ("Rating Organizations") rating that security, such as Standard & Poor's Ratings Services ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or rated in one of the four highest rating categories by one Rating Organization if it is the only Rating Organization rating that security. Obligations rated in the fourth highest rating category are limited to 25% of each of the Fund's debt allocations. The Fund, at the discretion of American Beacon Advisors, Inc. (the "Manager"), may retain a debt security that has been downgraded below the initial investment criteria.

2. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

3. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), or exemptive relief granted by the Securities and Exchange Commission ("SEC").

4. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. The Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

5. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

6. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Fund will not invest more than 15% of its net assets in Section 4(2) securities and illiquid securities unless the Manager determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Trust's Board of Trustees ("Board") that any Section 4(2) securities held by the Fund in excess of this level are at all times liquid.

                             INVESTMENT RESTRICTIONS

     The Fund has the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

     Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

     In addition to the investment limitations noted in the Prospectus, the following nine restrictions have been adopted by the Fund and may be changed with respect to the Fund only by the majority vote of the Fund's outstanding interests. "Majority of the outstanding voting securities" under the 1940 Act and as used herein means, with respect to the Fund, the lesser of (a) 67% of the shares of the Fund present at the meeting if the holders of more than 50% of the shares are present and represented at the shareholders' meeting or (b) more than 50% of the shares of the Fund.

The Fund may not:

     1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectuses.

     2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

     3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the Fund may be deemed an underwriter under federal securities law.

     4. Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.

     5. Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

     6. Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

     7. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Fund's total assets; or

     8. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.

     The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

     The following non-fundamental investment restrictions apply to the Fund and may be changed by a vote of a majority of the Board. The Fund may not:

     1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

     2. Purchase securities on margin or effect short sales, except that the Fund may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities.

     The Fund may invest up to 10% of its total assets in the securities of other investment companies to the extent permitted by law. In addition, pursuant to exemptive relief granted by the SEC, a Fund may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and U.S. Government Money Market Portfolio of the American Beacon Master Trust. The Fund may incur duplicate advisory or management fees when investing in another mutual fund.

                          TEMPORARY DEFENSIVE POSITION

     While assuming a temporary defensive position, the Fund may invest in cash or cash equivalent short-term investment grade obligations, including: obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

                               PORTFOLIO TURNOVER

     Portfolio turnover is a measure of trading activity in a portfolio of securities, usually calculated over a period of one year. The rate is calculated by dividing the lesser amount of purchases or sales of securities by the average amount of securities held over the period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover can increase the Fund's transaction costs and generate additional capital gains or losses. The portfolio turnover rate for the Mid-Cap Value Fund decreased from 298% for the fiscal year ended October 31, 2005 to 42% for the fiscal year ended October 31, 2006. The decrease was the result of significant asset fluctuations during the 2005 fiscal year that did not continue in the 2006 fiscal year.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund publicly discloses portfolio holdings information as follows:

     1. a complete list of holdings for the Fund on an annual and semi-annual basis in the reports to shareholders and publicly available filings of Form N-CSR with the SEC within sixty days of the end of each fiscal semi-annual period;

     2. a complete list of holdings for the Fund as of the end of its first and third fiscal quarters in publicly available filings of Form N-Q with the SEC within sixty days of the end of the fiscal quarter;

     3. a complete list of holdings for the Fund as of the end of each month on the Fund's website (www.americanbeaconfunds.com) approximately thirty days after the end of the month; and

     4. ten largest holdings for the Fund as of the end of each calendar quarter on the Fund's website (www.americanbeaconfunds.com) and in sales materials approximately fifteen days after the end of the calendar quarter.

     Occasionally, certain interested parties - including individual investors, institutional investors, intermediaries that distribute shares of the Fund, third-party service providers, rating and ranking organizations, and others - may request portfolio holdings information that has not yet been publicly disclosed by the Fund. As a policy, the Fund controls the disclosure of nonpublic portfolio holdings information in an attempt to prevent parties from utilizing such information to engage in trading activity harmful to Fund shareholders. To this end, the Board has adopted a Policy and Procedures for Disclosure of Portfolio Holdings Information (the "Holdings Policy"). The purpose of the Holdings Policy is to define those interested parties who are authorized to receive nonpublic portfolio holdings information on a selective basis and to set forth conditions upon which such information may be provided. In general, nonpublic portfolio holdings may be disclosed on a selective basis only where it is determined that (i) there is a legitimate business purpose for the information, (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) disclosure is in the best interests of Fund shareholders.

Third Party Service Providers. The Fund has ongoing arrangements with third party service providers that require access to holdings to provide services necessary to the Fund's operations ("service providers"). These service providers routinely receive complete portfolio holdings information prior to the public disclosure of such information. The service providers have a duty to keep the Fund's nonpublic information confidential either through written contractual arrangements with the Manager, or the Fund or by the nature of their role with respect to the Fund. The Fund has determined that selective and complete disclosure of holdings information to the following service providers fulfills a legitimate business purpose and is in the best interest of shareholders: State Street, Bank and Trust Company ("State Street") and Ernst & Young LLP. State Street serves as the Trust's custodian, accountant, securities lending agent, and pricing agent. State Street has access to complete Fund holdings on a daily basis with no lag. Ernst & Young LLP serves as the independent registered public accounting firm for the Trust. Ernst & Young receives complete Fund holdings on a semi-annual basis within a few business days of the end of each fiscal semi-annual period.

Rating and Ranking Organizations. The Fund has ongoing arrangements to provide periodic holdings information to certain organizations that publish ratings and/or rankings for the Fund. The Fund has determined that selective and complete disclosure of holdings information to rating and ranking organizations fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Fund in comparison to other mutual funds. The Fund has the following arrangements with rating and ranking organizations for periodic disclosure of holdings and other related portfolio information:

Organization                         Frequency of Disclosure   Lag
------------                         -----------------------   ---
Bloomberg                            Quarterly                 Day following disclosure on Fund's website
Lipper/Reuters                       Monthly                   5 business days
Morningstar                          Monthly                   Day following disclosure on Fund's website
Standard & Poor's Ratings Services   Monthly                   2 business days
Thomson Financial Research           Quarterly                 Day following disclosure on Fund's website

     The rating and ranking organizations receiving holdings information prior to disclosure on the Fund's website have provided written assurances that they will keep the information confidential and will not trade based on the information. For those rating and ranking organizations that have not provided such assurances, the Fund withholds disclosure of holdings information until the day following disclosure on the Fund's website.

Other Disclosure. Selective disclosure of nonpublic portfolio holdings information to parties other than rating and ranking organizations or service providers must meet all of the following conditions:

     1. Recipients of portfolio holdings information must agree in writing to keep the information confidential and not to trade based on the information;

     2.   Holdings may only be disclosed as of a month-end date;

     3. No compensation may be paid to the Fund, the Manager or any other party in connection with the disclosure of information about portfolio securities; and

     4. A member of the Manager's Compliance Department must approve requests for holdings information.

     In determining whether to approve a request for portfolio holdings disclosure, the Compliance Department shall consider the type of requestor and its relationship to the Fund, the stated reason for the request, any historical pattern of requests from that same individual or entity, the style of the Fund for which holdings have been requested (e.g. passive versus active management), and any other factors it deems relevant. In its analysis, the Compliance Department shall attempt to uncover any apparent conflict between the interests of Fund shareholders on the one hand and those of the Manager or any affiliated person of the Fund on the other. For example, the Compliance Department will inquire whether the Manager has entered into any special arrangements with the requestor to share confidential portfolio holdings information in exchange for a substantial investment in the Fund or other products managed by the Manager. Any potential conflicts between shareholders and affiliated persons of the Fund that arise as a result of a request for portfolio holdings information shall be decided by the Manager in the best interests of shareholders. However, if a conflict exists between the interests of shareholders and the Manager, the Manager will present the details of the request to the Board who will either approve or deny the request. On a quarterly basis, the Manager will prepare a report for the Board outlining the requests for selective disclosure and any violations of the Holdings Policy during the period.

     The Compliance Department will determine whether a historical pattern of requests by the same individual or entity constitutes an "ongoing arrangement" and thus requires disclosure in the SAI.

                       TRUSTEES AND OFFICERS OF THE TRUST

     The Board provides broad supervision over the Trust's affairs. The Manager is responsible for the management of Trust assets, and the Trust's officers are responsible for the Trust's operations. The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the Trust, the Master Trust, the American Beacon Mileage Funds, and the American Beacon Select Funds.

                                POSITION, TERM OF OFFICE
                                 AND LENGTH OF TIME
NAME, AGE AND ADDRESS            SERVED WITH THE TRUST       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
--------------------------   -----------------------------   ---------------------------------------------------------------------
INTERESTED TRUSTEES
                                          Term
                                Lifetime of Trust until
                                removal, resignation or
                                      retirement*

William F. Quinn** (59)           Trustee since 1987         Chairman and CEO (2006-Present), President (1986-2006) and Director
                                Executive Vice President     2003-Present), American Beacon Advisors, Inc.; Chairman (1989-2003)
                                      since 2007             and Director (1979-1989, 2003-Present), American Airlines Federal
                                 President (1987-2007)       Credit Union; Director, Crescent Real Estate Equities, Inc.
                                                             1994-Present); Director, Pritchard, Hubble & Herr, LLC (investment advisor) (2001-2006); Director of Investment Committee, Southern
                                                             Methodist University Endowment Fund (1996-Present); Member of
                                                             Advisory Board, Southern Methodist University Cox School of Business
                                                             (1999-2002); Member of Pension Managers Advisory Committee, New York
                                                             Stock Exchange (1997-1998, 2000-2002, 2006-Present); Vice Chairman
                                                             (2004-2007) and Chairman (2007-Present), Committee for the Investment
                                                             of Employee Benefits; Director, United Way of Metropolitan Tarrant
                                                             County (1988-2000, 2004-Present); Trustee, American Beacon Mileage
                                                             Funds (1995-Present); Trustee, American Beacon Select Funds
                                                             (1999-Present); Trustee, American Beacon Master Trust (1995-Present).

Douglas G. Herring ** (50)         Trustee since 2006        President, American Beacon Advisors, Inc. (2006-Present); Vice
                                  President since 2007       President and Controller, American Airlines, Inc. (1998-2006);
                                Executive Vice President     Chairman (2003-Present) and Director (1995-Present), American
                                      (2006-2007)            Airlines Federal Credit Union; Trustee, American Beacon Mileage Funds
                                                             (2006-Present); Trustee, American Beacon Select Funds (2006-Present);
                                                             Trustee, American Beacon Master Trust (2006-Present).

Alan D. Feld** (70)                Trustee since 1996        Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
                                                             (1960-Present); Director, Clear Channel Communications
                                                             (1984-Present); Trustee, CenterPoint Properties (1994-2006); Member,
                                                             Board of Trustees, Southern Methodist University; Member, Board of
                                                             Visitors, The University of Texas M.D. Anderson Cancer Center;
                                                             Member, Board of Visitors, Zale Lipshy Hospital; Trustee, American
                                                             Beacon Mileage Funds (1996-Present); Trustee, American Beacon Select
                                                             Funds (1999-Present); Trustee, American Beacon Master Trust
                                                             (1996-Present).

NON-INTERESTED TRUSTEES
                                          Term
                                Lifetime of Trust until
                                removal, resignation or
                                      retirement*

W. Humphrey Bogart (63)            Trustee since 2004        Board Member, Baylor University Medical Center Foundation
                                                             (1992-2004); Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-2003); President and CEO, Allmerica Trust Company, NA
                                                             (1996-1997); President and CEO, Fidelity Investments Southwest
                                                             Company (1983-1995); Senior Vice President of Regional Centers,
                                                             Fidelity Investments (1988-1995); Trustee, American Beacon Mileage
                                                             Funds (2004-Present); Trustee, American Beacon Select Funds
                                                             (2004-Present); Trustee, American Beacon Master Trust (2004-Present).

Brenda A. Cline (46)               Trustee since 2004        Executive Vice President, Chief Financial Officer, Treasurer and
                                                             Secretary, Kimbell Art Foundation (1993-Present); Trustee, Texas
                                                             Christian University (1998-Present); Trustee, W.I. Cook Foundation,
                                                             Inc. (d/b/a Cook Children's Health Foundation) (2001-2006); Director,
                                                             Christian Church Foundation (1999-Present); Trustee, American Beacon
                                                             Mileage Funds (2004-Present); Trustee, American Beacon Select Funds
                                                             (2004-Present); Trustee, American Beacon Master Trust (2004-Present).

Richard A. Massman (63)            Trustee since 2004        Senior Vice President and General Counsel, Hunt Consolidated, Inc.
                                                             (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities) (1994-Present); Trustee, American Beacon Mileage Funds
                                                             (2004-Present); Trustee, American Beacon Select Funds (2004-Present);
                                                             Trustee, American Beacon Master Trust (2004-Present).

Stephen D. O'Sullivan (71)         Trustee since 1987        Consultant (1994-Present); Trustee, American Beacon Mileage Funds
                                                             (1995-Present); Trustee, American Beacon Select Funds (1999-Present);
                                                             Trustee, American Beacon Master Trust (1995-Present).

                                POSITION, TERM OF OFFICE
                                 AND LENGTH OF TIME
NAME, AGE AND ADDRESS            SERVED WITH THE TRUST       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
--------------------------   -----------------------------   ---------------------------------------------------------------------
NON-INTERESTED TRUSTEES (CONTINUED)
R. Gerald Turner (61)              Trustee since 2001        President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                                     ChemFirst (1986-2002); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                                     (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                                          (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing)
                                                             (2003-Present); Director, First Broadcasting Investment Partners, LLC
                                                             (2003-Present); Member, United Way of Dallas Board of Directors;
                                                             Member, Salvation Army of Dallas Board of Directors; Member,
                                                             Methodist Hospital Advisory Board; Member, Knight Commission on
                                                             Intercollegiate Athletics; Trustee, American Beacon Mileage Funds
                                                             (2001-Present); Trustee, American Beacon Select Funds (2001-Present);
                                                             Trustee, American Beacon Master Trust (2001-Present).

Kneeland Youngblood (51)           Trustee since 1996        Managing Partner, Pharos Capital Group, LLC (a private equity firm)
300 Crescent Court                Chairman since 2005        (1998-Present); Director, Burger King Corporation (2004-Present);
Suite 1380                                                   Director, Gap Inc. (2006-Present); Trustee, City of Dallas, Texas
Dallas, Texas  75201                                         Employee Retirement Fund (2004-Present); Director, Starwood Hotels
                                                             and Resorts (2001-Present); Member, Council on Foreign Relations
                                                             (1995-Present); Trustee, St. Mark's School of Texas (2002-Present);
                                                             Trustee, The Hockaday School (1997-2005); Director, Just For the Kids
                                                             (1995-2001); Director, L&B Realty Advisors (1998-2000); Trustee,
                                                             Teachers Retirement System of Texas (1993-1999); Director, Starwood
                                                             Financial Trust (1998-2001); Trustee, American Beacon Mileage Funds
                                                             (1996-Present); Trustee, American Beacon Select Funds (1999-Present);
                                                             Trustee, American Beacon Master Trust (1996-Present).

OFFICERS

                                          Term
                                        One Year

Rosemary K. Behan (48)          VP, Secretary and Chief      Vice President, Legal and Compliance, American Beacon Advisors, Inc.
                                Legal Officer since 2006     (2006-Present); Assistant General Counsel, First Command Financial
                                                             Planning, Inc. (2004-2006); Enforcement Attorney (2002-2004) and
                                                             Branch Chief (2000-2002), Securities and Exchange Commission.

Brian E. Brett (47)                  VP since 2004           Vice President, Director of Sales and Marketing, American Beacon
                                                             Advisors, Inc. (2004-Present); Regional Vice President, Neuberger
                                                             Berman, LLC (investment advisor) (1996-2004).

Wyatt Crumpler (40)                  VP since 2007           Vice President, Trust Investments, American Beacon Advisors, Inc.
                                                             (2007-Present); Managing Director of Corporate Accounting, American
                                                             Airlines, Inc. (2004-2007); Director of IT Strategy and Finance,
                                                             American Airlines, Inc. (____-2004).

Michael W. Fields (53)               VP since 1989           Vice President, Fixed Income Investments, American Beacon Advisors,
                                                             Inc. (1988-Present).

Rebecca L. Harris (40)            Treasurer since 1995       Vice President, Finance, American Beacon Advisors, Inc.
                                                             (1995-Present).

Christina E. Sears (35)         Chief Compliance Officer     Chief Compliance Officer (2004-Present) and Senior Compliance Analyst
                                  since 2004 and Asst.       (1998-2004), American Beacon Advisors, Inc.
                                  Secretary since 1999

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, with the exception of Messrs. Quinn and O'Sullivan.

** Messrs. Quinn, Feld and Herring are deemed to be "interested persons" of the Trust and Master Trust, as defined by the 1940 Act. Mr. Quinn is Chairman and CEO of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to the Manager and one or more of the Trust's and Master Trust's sub-advisors. Mr. Herring is President of the Manager.

     The Trust has an Audit and Compliance Committee ("Audit Committee"), consisting of Ms. Cline and Mr. O'Sullivan. Mr. Youngblood, as Chairman of the Trust, serves on the Audit Committee in an ex-officio capacity. None of the members of the committee are "interested persons" of the Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trust's Audit Committee are: (a) to oversee the accounting and financial reporting processes of the Trust and the Fund and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain third-party service providers; (b) to oversee the quality and integrity of the Trust's financial statements and the independent audit thereof; (c) to approve, prior to appointment, the engagement of the Trust's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust's independent auditors; (d) to oversee the Trust's compliance with all regulatory obligations arising under applicable federal securities laws, rules and regulations and oversee management's implementation and enforcement of the Trust's compliance policies and procedures ("Compliance Program"); and (e) to coordinate the Board's oversight of the Trust's Chief Compliance Officer in connection with his or her implementation of the Trust's Compliance Program. The Audit and Compliance Committee met four times during the fiscal year ended October 31, 2006.

     The Trust has a Nominating and Governance Committee ("Nominating Committee") that is comprised of Messrs. Feld and Turner. Mr. Youngblood, as Chairman of the Trust, serves on the Nominating Committee in an ex-officio capacity. As set forth in its charter, the Nominating Committee's primary duties are: (a) to make recommendations regarding the nomination of non-interested Trustees to the Board; (b) to make recommendations regarding the appointment of an Independent Trustee as Chairman of the Board; (c) to evaluate qualifications of potential "interested" members of the Board and Trust officers; (d) to review shareholder recommendations for nominations to fill vacancies on the Board; (e) to make recommendations to the Board for nomination for membership on all committees of the Board; (f) to consider and evaluate the structure, composition and operation of the Board; (g) to review shareholder recommendations for proposals to be submitted for consideration during a meeting of Fund shareholders; and (h) to consider and make recommendations relating to the compensation of Independent Trustees and of those officers as to whom the Board is charged with approving compensation. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Fund. The Nominating and Governance Committee met three times during the fiscal year ended October 31, 2006.

     The Trust has an Investment Committee that is comprised of Messrs. Bogart, Massman and Quinn. Mr. Youngblood, as Chairman of the Trust, serves on the Investment Committee in an ex-officio capacity. As set forth in its charter, the Investment Committee's primary duties are: (a) to review and evaluate the short- and long-term investment performance of the Manager and each of the designated sub-advisors to the Fund; (b) to evaluate recommendations by the Manager regarding the hiring or removal of designated sub-advisors to the Fund; (c) to review material changes recommended by the Manager to the allocation of Fund assets to a sub-advisor; (d) to review proposed changes recommended by the Manager to the investment objective or principal investment strategies of the Fund; and (e) to review proposed changes recommended by the Manager to the material provisions of the advisory agreement with a sub-advisor, including, but not limited to, changes to the provision regarding compensation. The Investment Committee met four times during the fiscal year ended October 31, 2006.

     The Trustees who owned shares of any Fund are listed in the following tables with the dollar range of their ownership in such Fund(s) and the Trust as a whole as of the calendar year ended December 31, 2006.

                                   INTERESTED

                    QUINN          HERRING      FELD
                -------------   -------------   ----
MID-CAP VALUE   Over $100,000   Over $100,000   None

                                 NON-INTERESTED

                BOGART   CLINE   MASSMAN   O'SULLIVAN        TURNER       YOUNGBLOOD
                ------   -----   -------   ----------   ---------------   ----------
MID-CAP VALUE    None     None     None       None      $10,001-$50,000      None

     As compensation for their service to the Trust, the American Beacon Mileage Funds, the American Beacon Select Funds and the Master Trust (collectively, the "Trusts"), Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) receive:

     - free air travel from American Airlines, Inc., an affiliate of the Manager (free travel also applies to Trustee's spouse);

     - reimbursement equal to the income tax on the value of the free air travel;

     - cash payment for the amount that a Trustee's annual flight service charges and income tax reimbursements are below $40,000 (effective January 1, 2006);

     -    $1,000 for each Board meeting attended (effective January 1, 2005);
          and

     -    $1,000 for each Committee meeting attended (effective January 1,
          2005).

Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Prior to January 1, 2006, Mr. O'Sullivan received an annual retainer of $40,000, plus $1,250 for each Board meeting attended. Effective January 1, 2006, Mr. O'Sullivan receives an annual retainer of $40,000, plus $1,000 for each Board meeting attended and $1,000 for each Committee meeting attended. For his service as Chairman, Mr. Youngblood receives an additional annual payment of $10,000. Trustees are also reimbursed for any expenses incurred in attending Board meetings. Total compensation (excluding reimbursements) is reflected in the following table for the fiscal year ended October 31, 2006. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines, Inc.

                            Aggregate       Pension or Retirement    Total Compensation
                          Compensation    Benefits Accrued as Part    From the Trusts
Name of Trustee          From the Trust    of the Trust's Expenses       (27 funds)
---------------          --------------   ------------------------   ------------------
                               INTERESTED TRUSTEES
William F. Quinn             $     0                 $0                    $     0
Douglas G. Herring           $     0                 $0                    $     0
Alan D. Feld                 $31,379                 $0                    $59,485

                             NON-INTERESTED TRUSTEES

W. Humphrey Bogart           $30,814                 $0                   $ 58,414
Brenda A. Cline              $42,042                 $0                   $ 79,700
Ben Fortson*                 $ 3,824                 $0                   $  7,171
Richard A. Massman           $60,230                 $0                   $114,178
Stephen D. O' Sullivan       $23,738                 $0                   $ 45,000
R. Gerald Turner             $26,429                 $0                   $ 50,102
Kneeland Youngblood          $47,976                 $0                   $ 90,949

* Mr. Fortson retired from the Trust effective February 28, 2002. He now serves as Trustee Emeritus.

     The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the mandatory retirement age established by the Board (currently 72) is eligible to elect Trustee Emeritus status. Alternatively, a Trustee who has served on the Board of one or more Trusts for at least 5 years may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Trust. Ben Fortson currently serves as Trustee Emeritus to the Trusts.

     During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines, Inc. annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.

                                 CODE OF ETHICS

     The Manager, the Trust and the sub-advisors have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees with access to non-public portfolio information. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by the Fund. In addition, the Manager's and Trust's Codes require employees to report trades in shares of the Trusts. Each Code is on public file with, and may be obtained from, the SEC.

                              PROXY VOTING POLICIES

     From time to time, the Fund may own a security whose issuer solicits a proxy vote on certain matters. The Trusts have adopted a Proxy Voting Policy and Procedures (the "Policy") that sets forth guidelines and procedures designed to ensure that the Manager and sub-advisors vote such proxies in the best interests of Fund shareholders. The Policy includes procedures to address potential conflicts of interest between the Fund's shareholders and the Manager, the sub-advisors or their affiliates. Please see Appendix A for a copy of the Policy, as amended. The Fund's proxy voting record for the most recent year ended June 30 will be available as of August 31 of each year upon request and without charge by calling 1-800-967-9009 or by visiting the SEC's website at http://www.sec.gov. The proxy voting record can be found in Form N-PX on the SEC's website.

                       CONTROL PERSONS AND 5% SHAREHOLDERS

     The Manager owned 100% of the shares of the Service Class of the Fund as of its inception on June 30, 2007. Set forth below are the entities or persons that owned more than 5% of the outstanding shares of the Fund or a Class of the Fund as of May 31, 2007, including classes of shares not included in this SAI. Entities or persons owning more than 25% of the outstanding shares of the Fund may be deemed to control the Fund. The actions of an entity or person that controls the Fund could have an effect on other shareholders. For instance, a control person may have effective voting control over the Fund or large redemptions by a control person could cause the Fund's other shareholders to pay a higher pro rata portion of the Fund's expenses. All Trustees and officers as a group own less than 1% of the outstanding shares of the Fund.

                                     Total   Institutional   PlanAhead    AMR
Mid-Cap Value Fund                    Fund       Class         Class     Class
------------------                   -----   -------------   ---------   -----
Employee Benefit Plans of AMR
   Corporation and its subsidiary
   companies                           %                                  100%
   4333 Amon Carter Boulevard
   Fort Worth, TX 76155

William F. and Doreen J. Quinn                     %
   1108 Loch Lomond Ct.
   Arlington, TX 76012

Pershing LLC                                       %
   P.O. Box 2052.
   Jersey City, NJ 07303-2052

Charles Schwab & Co..*                             %*
   101 Montgomery St
   San Francisco, CA 94104-4151

National Financial Services Corp.*                               %*
   200 Liberty Street
   New York, NY 10281-1003

Citistreet Retirement Services                                   %
   Baylor Health 403(b)
   1 Heritage Drive
   Quincy, MA 02171-2105

Citistreet Retirement Services         %                         %
   Baylor Health 401(k)
   1 Heritage Drive
   Quincy, MA 02171-2105

*    Denotes record owner of Fund shares only

                         INVESTMENT ADVISORY AGREEMENTS

     The Fund's sub-advisors are listed below with information regarding their controlling persons or entities. According to the 1940 Act, a person or entity with control with respect to an investment advisor has "the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company." Persons and entities affiliated with each sub-advisor are considered affiliates for the portion of Fund assets managed by that sub-advisor.

                                                                                                      Nature of Controlling
Sub-Advisor                                      Controlling Person/Entity       Basis of Control   Person/Entity's Business
-----------                                 ----------------------------------   ----------------   ------------------------
Barrow, Hanley, Mewhinney & Strauss, Inc.   Old Mutual Asset Managers (US) LLC      Parent Co.         Financial Services
Pzena Investment Management, LLC                       Richard Pzena              Minority Owner       Financial Services
                                                        John Goetz                Minority Owner       Financial Services
                                                      William Lipsey              Minority Owner       Financial Services
                                                       Amelia Jones               Minority Owner       Financial Services
                                                      A. Rama Krishna             Minority Owner       Financial Services

     The following table reflects the fees paid to the sub-advisors from the Fund for the fiscal period ended October 31, 2004 and the fiscal years ended October 31, 2005 and 2006:

                                            Investment Advisory   Investment Advisory   Investment Advisory
Sub-Advisor                                    Fees for 2004*        Fees for 2005         Fees for 2006
-----------                                 -------------------   -------------------   -------------------
Barrow, Hanley, Mewhinney & Strauss, Inc.         $12,710            $ 98,154                 $105,985
Pzena Investment Management, LLC                  $24,127            $166,576                 $195,066

* For the period from inception of the Fund on June 30, 2004 through October 31, 2004.

     Each Investment Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the Fund on no less than thirty (30) days' nor more than sixty (60) days' written notice to the sub-advisor, or by the sub-advisor upon sixty (60) days' written notice to the Trust. The Investment Advisory Agreements will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.

     Foreside Fund Services, LLC ("Foreside"), located at Two Portland Square, 1st Floor, Portland, Maine 04101, is the distributor and principal underwriter of the Fund's shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager, Foreside receives a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, the American Beacon Mileage Funds, and the American Beacon Select Funds.

              MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION SERVICES

THE MANAGER

     The Manager is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and is paid a management fee as compensation for paying investment advisory fees and for providing the Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trust with office space, office equipment and personnel necessary to manage and administer the Trust's operations. This includes:

          -    complying with reporting requirements;

          -    corresponding with shareholders;

          - maintaining internal bookkeeping, accounting and auditing services and records; and

          - supervising the provision of services to the Trusts by third parties.

     In addition to its oversight of the sub-advisors, the Manager invests the portion of all Fund assets that the sub-advisors determine to be allocated to high quality short-term debt obligations.

     The Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of the Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Fund's existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by sub-advisors to the investment style of the Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the sub-advisors; and any extraordinary expenses of a nonrecurring nature.

     The following amounts represent management fees paid to the Manager based on total Fund assets, including classes of shares not included in this SAI. The Fund has a fiscal year end of October 31st. Management fees for the Fund for the fiscal period ended October 31, 2004 were approximately $43,000, of which approximately $37,000 was paid by the Manager to the sub-advisors. For the fiscal year ended October 31, 2005, management fees for the Fund were approximately $318,000, of which approximately $271,000 was paid by the Manager to the sub-advisors. For the fiscal year ended October 31, 2006, management fees for the Fund were approximately $357,000, of which approximately $308,000 was paid by the Manager to the sub-advisors.

     In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Fund. Administrative services fees for the Fund's fiscal period ended October 31, 2004 were approximately $15,000 and were $117,000; and $20,000 for the fiscal years ended October 31, 2005 and 2006, respectively. Administrative fees of approximately $12,000 were reimbursed by the Manager

     The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid up to 0.25% per annum of the average daily net assets of the Service Class of the Fund for distribution-related services, including expenses relating to selling efforts of various broker-dealers, transfer agency fees and the preparation and distribution of Service Class advertising material and sales literature. Certain sub-advisors contribute a percentage of their advisory fees to the Manager to support the Fund's distribution activities. The Manager will receive distribution fees from the Service Class regardless of the amount of the Manager's actual expenses related to distribution efforts on behalf of the Service Class. Thus, the Manager may realize a profit or a loss based upon its actual distribution-related expenditures for the Service Class. The Manager anticipates that the distribution plan will benefit shareholders by providing broader access to the Fund through broker-dealers and other financial intermediaries who require compensation for their expenses in order to offer shares of the Fund. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal period ended October 31, 2004 were approximately $0 and for the fiscal years ended October 31, 2005 and 2006 were approximately $0, and $0, respectively.

     The Manager receives compensation for administrative and oversight functions with respect to securities lending of the Fund. Fees received by the Manager from securities lending for the fiscal period ended October 31, 2004 were approximately $200 and for the fiscal years ended October 31, 2005 and 2006 were approximately $500 and $4,000, respectively.

     The Service Class has adopted a Service Plan (the "Plan"). The Plan provide that the Fund's Service Class will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of Service Class shares including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees, which are included as part of a Fund's "Other Expenses" in the Table of Fees and Expenses in the Service Class Prospectus, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Plan. Thus, the Manager may realize a profit or a loss based upon its actual servicing-related expenditures for the Service Class. The primary expenses expected to be incurred under the Plan are transfer agency fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers. Service fees for the Fund for the fiscal year ended October 31, 2006 were approximately $5,000.

     The Manager has contractually agreed from time to time to waive fees and/or reimburse expenses for the Service Class of the Fund in order to maintain competitive expense ratios for the Fund. In July of 2003, the Board approved a policy whereby the Manager may seek repayment for such fee waivers and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after the inception date of the Service Class of the Fund only if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the Service Class of the Fund to exceed the previously agreed upon contractual expense limit.

                             OTHER SERVICE PROVIDERS

     State Street, located in Boston, Massachusetts, is the transfer agent for the Trust and provides transfer agency services to Fund shareholders through its affiliate Boston Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Fund. In addition to its other duties as custodian, pursuant to instructions given by the Manager, State Street invests certain excess cash balances of the Fund in various futures contracts. The independent registered public accounting firm for the Fund is Ernst & Young LLP, Dallas, Texas.

                               PORTFOLIO MANAGERS

     The portfolio managers to the Fund (the "Portfolio Managers") have responsibility for the day-to-day management of accounts other than the Fund. Information regarding these other accounts has been provided by each Portfolio Manager's firm and is set forth below. The number of accounts and assets is shown as of October 31, 2006.

                                   NUMBER OF OTHER ACCOUNTS MANAGED                NUMBER OF ACCOUNTS AND ASSETS FOR WHICH
                                      AND ASSETS BY ACCOUNT TYPE                        ADVISORY FEE IS PERFORMANCE-BASED
                         ---------------------------------------------------   -----------------------------------------------
NAME OF                    REGISTERED       OTHER POOLED                        REGISTERED      OTHER POOLED
INVESTMENT ADVISOR AND     INVESTMENT        INVESTMENT                         INVESTMENT       INVESTMENT
PORTFOLIO MANAGER           COMPANIES         VEHICLES       OTHER ACCOUNTS      COMPANIES        VEHICLES      OTHER ACCOUNTS
----------------------   --------------   ---------------   ----------------   ------------   ---------------   --------------
American Beacon Advisors, Inc.
   Wyatt Crumpler              N/A            N/A             3($12.5 bil)          N/A              N/A             N/A
   Douglas G. Herring          N/A            N/A             3($12.5 bil)          N/A              N/A             N/A
   Adriana R. Posada           N/A            N/A             2 ($6.5 bil)          N/A              N/A             N/A
   William F. Quinn            N/A            N/A             3 ($12.5 bil)         N/A              N/A             N/A

Barrow, Hanley, Mewhinney & Strauss, Inc.
   James P. Barrow       13 ($32.5 bil)       N/A            27 ($3.0 bil)     3 ($31.8 bil)         N/A             N/A
   Mark Giambrone         9 ($3.9 bil)        N/A            15 ($967.7 mil)   1 ($3.5 bil)          N/A             N/A

Pzena Investment Management, LLC
   Richard S. Pzena       9 ($9.3 bil)    108 ($3.0 bil)    439 ($12.4 bil)         N/A        1 ($11.9 bil))   12 ($1.9 bil))
   John Goetz            11 ($9.4 bil)    118 ($3.9 bil)    440 ($12.5 bil)         N/A        1 ($11.9 bil))   12 ($1.9 bil))
   Manoj Tandon                N/A          1 ($10.7 bil)    12 ($467.7 mil)        N/A              N/A             N/A

CONFLICTS OF INTEREST

     As noted in the table above, the Portfolio Managers manage accounts other than the Fund. This side-by-side management may present potential conflicts between a Portfolio Manager's management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other hand. Set forth below is a description by the Manager and each sub-advisor of any foreseeable material conflicts of interest that may arise from the concurrent management of Fund and other accounts as of the end of the Fund's most recent fiscal year. The information regarding potential conflicts of interest of the sub-advisors was provided by each firm.

     The Manager The Manager's Portfolio Managers are responsible for managing one or more of the series of the Trust and other accounts, including separate accounts and unregistered funds. The Manager typically assigns series of the Trust and accounts with similar investment strategies to the same Portfolio Manager to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of both the series of the Trust and other accounts may raise potential conflicts of interest due to the interest held by the Manager or one of its affiliates in an account and certain trading practices used by the Portfolio Managers (e.g., cross trades between a series and another account and allocation of aggregated trades). The Manager has developed policies and procedures reasonably designed to mitigate those conflicts. In particular, the Manager has adopted policies limiting the ability of Portfolio Managers to cross securities between a series of the Trust and a separate account and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

     Portfolio Managers of the Manager with responsibility for the Fund are also responsible for managing, among other accounts, the pension assets for AMR Corporation and its subsidiaries ("AMR Pension Accounts"). These Portfolio Managers oversee fixed income assets managed internally by the Manager as well as equity and fixed income assets managed externally by sub-advisors who invest the assets of certain series of the Trust and AMR Pension Accounts. The same investment process and overall investment strategies are used for both the series and the AMR Pension Accounts. Potential conflicts of interest may occur when the Manager's Portfolio Managers allocate Trust assets to internal fixed income Portfolio Managers rather than external Portfolio Managers, since the Manager has the potential to earn more fees under this scenario. This potential conflict of interest is disclosed to the Board in connection with the process of approving the Manager as an investment advisor to the Trust.

     Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow") Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund(s)). Barrow manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

     Pzena Investment Management, LLC ("Pzena") In Pzena's view, conflicts of interest may arise in managing the Fund's portfolio investment, on the one hand, and the portfolios of Pzena's other clients and/or accounts (together "Accounts"), on the other. Set forth below is a brief description of some of the material conflicts that may arise and Pzena's policy or procedure for handling them. Although Pzena has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.

     The management of multiple Accounts inherently means there may be competing interests for the portfolio management team's time and attention. Pzena seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all mid cap value Accounts, whether they be Fund accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as the Fund.

     If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity. However, Pzena has adopted procedures for allocating portfolio transactions across Accounts that are designed to ensure each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, Pzena may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations, each Account generally receives pro rata allocations of any hot issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable

IPO or hot issue investment include the account having National Association of Securities Dealers restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.

     With respect to securities transactions for the Accounts, Pzena determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, Pzena may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Pzena may place separate, non-simultaneous, transactions for the Fund and another Account which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.

     Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other Accounts. To address this, Pzena has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders' interests) or its current investment strategy.

     Pzena manages some Accounts under performance based fee arrangements. Pzena recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Pzena generally requires portfolio decisions to be made on a product specific basis. Pzena also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Pzena requires average pricing of all aggregated orders. Finally, Pzena has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

COMPENSATION

     The Portfolio Managers are compensated in various forms by their respective investment advisor. Following is a description provided by each investment advisor regarding the structure of and criteria for determining the compensation of each Portfolio Manager.

     The Manager Compensation of the Manager's Portfolio Managers is comprised of base salary, annual cash bonus, and in some cases, stock appreciation rights awards. Each Portfolio Manager's base annual salary is fixed. The Manager determines base salary based upon comparison to industry salary data. In addition, all Portfolio Managers participate in the Manager's annual cash bonus plan. The amount of the total bonus pool is based upon several factors including
(i) profitability of the Manager, (ii) return on equity of the Manager, and
(iii) the relative investment performance of separate account assets managed for affiliates of the Manager. Each Portfolio Manager has a target bonus award expressed as a percentage of base salary, which is determined by the Portfolio Manager's level of responsibility. Portfolio Managers are encouraged to pursue a low-volatility management approach that will provide above average returns with below average volatility. Bonus awards reflect their success in achieving this goal and other individual performance goals. Additionally, the following Portfolio Managers participate in the Manager's stock appreciation rights plan:
Wyatt Crumpler, Douglas G. Herring, Adriana R. Posada, and William F. Quinn. Participation in this plan is offered to senior-level personnel of the Manager, including non-Portfolio Managers. As of the end of the Fund's fiscal year, the valuation of stock appreciation rights was based upon the growth in the Manager's estimated stockholder's equity and earnings before taxes, depreciation, and amortization.

     Barrow In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

     The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

     Pzena Portfolio Managers and other investment professionals at Pzena are compensated through a combination of base salary, performance bonus and equity ownership, if appropriate due to superior performance. Pzena avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm's value investment philosophy. Ultimately, equity ownership is the primary tool used by Pzena for attracting and retaining the best people. Shares may be in the form of capital interests or profits only interests. All shares are voting shares (i.e., not phantom stock). The equity ownership in Pzena as of October 31, 2006 of each Portfolio Manager to the Fund was as follows:

Richard S. Pzena   Greater than 25% but less than 50%
John P. Goetz      Greater than 10% but less than 25%
Manoj Tandon       Less than 5%

OWNERSHIP OF THE FUND

     Certain Portfolio Managers beneficially owned shares of the Fund as of the end of the Fund's most recent fiscal year. A Portfolio Manager's beneficial ownership of the Fund is defined as the Portfolio Manager having the opportunity to share in any profit from transactions in the Fund, either directly or indirectly, as the result of any contract, understanding, arrangement, relationship or otherwise. Therefore, ownership of Fund shares by members of the Portfolio Manager's immediate family or by a trust of which the Portfolio Manager is a trustee could be considered ownership by the Portfolio Manager. The reporting of Fund share ownership in this SAI shall not be construed as an admission that the Portfolio Manager has any direct or indirect beneficial ownership in the Fund. The tables below set forth each Portfolio Manager's beneficial ownership of the Fund as provided by each investment advisor.

NAME OF INVESTMENT ADVISOR
AND PORTFOLIO MANAGER                         FUND OWNERSHIP
--------------------------                  -----------------
American Beacon Advisors, Inc.
Wyatt Crumpler                                     None
Douglas G. Herring                           $10,001-$50,000
Adriana R. Posada                            $10,001-$50,000
William F. Quinn                            $100,001-$500,000

NAME OF INVESTMENT ADVISOR
AND PORTFOLIO MANAGER                         FUND OWNERSHIP
--------------------------                  -----------------
Barrow, Hanley, Mewhinney & Strauss, Inc.
James P. Barrow                                   None
Mark Giambrone                                    None

NAME OF INVESTMENT ADVISOR
AND PORTFOLIO MANAGER                         FUND OWNERSHIP
--------------------------                  -----------------
Pzena Investment Management, LLC
Richard S. Pzena                                  None
John P. Goetz                                     None
Manoj Tandon                                      None

                        PORTFOLIO SECURITIES TRANSACTIONS

     In selecting brokers or dealers to execute particular transactions, the Manager and the sub-advisors are authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine the Fund's net asset value), and other information provided to the Fund, to the Manager, and/or to the sub-advisors (or their affiliates), provided, however, that the Manager, or the sub-advisor determines that it has received the best net price and execution available. The Fund does not allow the Manager or sub-advisors to enter arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of Trust shares by those broker-dealers. The Manager and the sub-advisors are also authorized to cause the Fund to pay a commission (as defined in SEC interpretations) to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Trustees, the Manager or the sub-advisors, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Manager or the sub-advisor exercises investment discretion. The fees of the sub-advisors are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the Board, the Manager or the sub-advisors (or a broker-dealer affiliated with them) may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so.

     The Manager and each sub-advisor will place its own orders to execute securities transactions that are designed to implement the Fund's investment objective and policies. In placing such orders, each sub-advisor will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the Board, a sub-advisor of the Fund, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. The Fund's turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Fund's cash flows. High portfolio activity increases the Fund's transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.

     The Investment Advisory Agreements provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of each sub-advisor is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best net price and execution available, each sub-advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Transactions with respect to the securities of small and emerging growth companies in which the Fund may invest may involve specialized services on the part of the broker or dealer and thereby may entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.

     The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If a sub-advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. Neither the Manager nor any of the sub-advisors receive any benefits from the commission recapture program. A sub-advisor's participation in the brokerage commission recapture program is optional. Each sub-advisor retains full discretion in selecting brokerage firms for securities transactions and is instructed to use the commission recapture program for a transaction only if it is consistent with the sub-advisor's obligation to seek the best execution available. For the fiscal years ended October 31, 2005 and 2006, the Fund received $105,000 and $11,000, respectively, as a result of participation in the commission recapture program:

     For the fiscal period ended October 31, 2004, the Fund paid brokerage commissions of $31,396. For the fiscal years ended October 31, 2005 and 2006, the Fund paid brokerage commissions of $287,493 and $73,864, respectively. Fluctuations in brokerage commissions from year to year were primarily due to increases or decreases in Fund assets. Shareholders of the Fund bear only their pro-rata portion of such expenses.

                               REDEMPTIONS IN KIND

     Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                                 TAX INFORMATION

TAXATION OF THE FUND

     To continue to qualify for treatment as a regulated investment company under the Tax Code ("RIC"), the Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

     - Derive at least 90% of its gross income each taxable year from (1) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income, including gains from options, futures or forward contracts, derived with respect to its business of investing in securities or those currencies and (2) net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement");

     - Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) and (2) not more than 25% of the value of its total assets is invested in (a) securities (other than U.S. Government securities or securities of other RICs) of any one issuer,
          (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (c) securities of one or more QPTPs ("Diversification Requirement"); and

     - Distribute annually to its shareholders at least 90% of the sum of its investment company taxable income (generally, taxable net investment income plus the excess (if any) of net short-term capital gain over net long-term capital loss, all determined without regard to any deduction for dividends paid) ("Distribution Requirement").

     If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions -- including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- as taxable dividends to the extent of the Fund's earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" would be taxable at the rate for net capital gain (a maximum of 15% through 2010). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and substantially all of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     Taxation of Certain Investments. The Fund may acquire zero coupon or other securities issued with original issue discount. Because the Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any.

     If the Fund acquires stock in a foreign corporation that is a "passive foreign investment company" ("PFIC") and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on a portion of any "excess distribution" received by the Fund on the stock or of any gain realized by the Fund from disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes that share of the PFIC income as a taxable dividend to its shareholders. The Fund's distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals' "qualified dividend income" mentioned above. The Fund may avoid this tax and interest if it elects to treat the PFIC as a "qualified electing fund"; however, the requirements for that election are difficult to satisfy. The Fund currently does not intend to acquire securities in issuers that are considered PFICs.

     Hedging strategies, such as entering into forward contracts and selling (writing) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of gains and losses the Fund realizes in connection therewith. In general, any Fund shares of gains from options, futures and forward contracts derived with respect to its business of investing in securities will be treated as qualifying income under the Income Requirement.

     The Fund may invest in certain futures contracts (other than "securities futures contracts," as defined in section 1234B(c) of the Tax Code) and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) that will be "section 1256 contracts." Any section 1256 contracts the Fund holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for its fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss realized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it.

     Offsetting positions the Fund enters into or holds in any actively traded option, futures or forward contract may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) losses realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

     When a covered call option written (sold) by the Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

     If the Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

TAXATION OF THE FUND'S SHAREHOLDERS

     Dividends or other distributions the Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distributions during the following January. Accordingly, those distributions will be reported by, and taxed to, those shareholders for the taxable year in which that December 31 falls.

     If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that the price of Fund shares at any time may reflect the amount of a forthcoming dividend or capital gain distribution, so if they purchase Fund shares shortly before the record date for a distribution, they will pay full price for the shares and receive some portion of the price back as a taxable distribution even thought it represents in part a return of invested capital.

     The foregoing is only a summary of some of the important federal tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                            DESCRIPTION OF THE TRUST

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.

     The Trust was originally created to manage money for large institutional investors, including pension and 401(k) plans for American Airlines, Inc. The Service Class was created for individuals and other smaller investors investing in the Fund through third party intermediaries. The expense structure of the Service Class allows for payments to these intermediaries for providing shareholder services.

     The Fund utilizes a multi-manager approach designed to reduce volatility by diversifying assets over multiple investment management firms. Each sub-advisor is carefully chosen by the Manager through a rigorous screening process.

                              FINANCIAL STATEMENTS

     The audited financial statements of the Fund, including the reports of the independent registered public accounting firm, Ernst & Young LLP, are incorporated by reference to the American Beacon Funds' Annual Report to Shareholders for the period ended October 31, 2006.

                                OTHER INFORMATION

     Asset-Backed Securities - Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust's interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund is permitted to invest in asset-backed securities, subject to the Fund's rating and quality requirements.

     The value of an asset-backed security is affected by, among other things, changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security's par value. Value is also affected if any credit enhancement has been exhausted.

     Bank Deposit Notes - Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis, as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

     Bankers' Acceptances - Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     Borrowing Risks - The Fund may borrow for temporary purposes. Borrowing may exaggerate changes in a Fund's NAV and in its total return. Interest expense and other fees associated with borrowing may reduce a Fund's return.

     Cash Equivalents - Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

     Certificates of Deposit - Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

     Commercial Paper - Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     Convertible Securities - Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, the Manager considers some convertible securities to be equity equivalents.

     Cover - Transactions using forward contracts, futures contracts, options on futures contracts and written options ("Financial Instruments") expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other forward contracts, options or futures contracts, or (2) cash, receivables and liquid assets, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash, receivables, or liquid assets in a segregated account with its custodian in the prescribed amount.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     Depositary Receipts -- American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) - ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security. Please see "Foreign

Securities" below for a description of the risks associated with investments in foreign securities.

     Derivatives - Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

     Dollar Rolls - A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. The Fund maintains with its custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

     Eurodollar and Yankeedollar obligations - Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     Exchange-Traded Funds - The Fund may purchase shares of exchange-traded funds (ETFs). ETFs trade like a common stock and usually represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Typically, the Fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

     An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF's shares may trade at a discount to their net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained; or (3) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally. Most ETFs are investment companies. Therefore, the Fund 's purchases of ETF shares generally are subject to the limitations on, and the risks of, a fund's investments in other investment companies, which are described below.

     Foreign Securities - The Fund may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund's rights as an investor.

     The Fund also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including
(1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions.

     Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

     Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

     Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

     Full Faith and Credit Obligations of the U.S. Government - Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

     Futures Contracts - Futures contracts obligate a purchaser to take delivery of a specific amount of an obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation against receipt of the specified price. Futures are traded on both U.S. and foreign commodities exchanges. Futures contracts will be traded for the same purposes as entering into forward contracts. The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial deposit" consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by a futures exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Purchasers and sellers of futures contracts can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that provides a secondary market. The Fund intends to enter into futures contracts only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.

     Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the Fund were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

     To the extent that the Fund enters into futures contracts, in each case other than for bona fide hedging purposes (as defined by the Commodities Futures Trading Commission ("CFTC")), the aggregate initial margin will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts that the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price or currency exchange rate trends by a sub-advisor may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although a sub-advisor may believe that use of such contracts will benefit the Fund, if that investment advisor's investment judgment about the general direction of, for example, an index is incorrect, the Fund's overall performance would be worse than if it had not entered into any such contract. In addition, there are differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.

     Illiquid Securities - Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity. The Manager or the sub-advisor, as applicable, acting under guidelines established by the Board, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     Index Futures Contracts and Options on Index Futures Contracts - The Fund may invest in index futures contracts, options on index futures contracts and options on securities indices.

          Index Futures Contracts - U.S. futures contracts trade on exchanges that have been designated "contracts markets" by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets.

          At the same time a futures contract on an index is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required.

          Options on Index Futures Contracts - The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index.

          The writing of a call option on a futures contract with respect to an index constitutes a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses or gains from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract with respect to an index is similar in some respects to the purchase of protective put options on the Index. For example, the Fund may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

          The amount of risk the Fund assumes when it purchases an option on a futures contract with respect to an index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

          Stock index futures may be used on a continual basis to equitize cash so that the Fund may maintain maximum equity exposure. The Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund would exceed 5% of the market value of the Fund's total assets.

          Futures Contracts on Stock Indices - The Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Index Futures Contracts"). This investment technique is used only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund.

          In general, each transaction in Index Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount that approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Index Futures Contracts may not be achieved or a loss may be realized.

          Transactions in Index Futures Contracts involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in worse overall performance than if a Futures Contract had not been entered into.

          Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written into by the Fund. The Fund may not purchase or sell a Futures Contract (or options thereon) if immediately thereafter its margin deposits on its outstanding Futures Contracts (and its premium paid on outstanding options thereon) would exceed 5% of the market value of the Fund's total assets.

          Options on Securities Indices - The Fund may write (sell) covered call and put options to a limited extent on an index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Fund may forgo the benefits of appreciation on the index or may pay more than the market price for the index pursuant to call and put options written by the Fund.

          By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing a put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the index below the exercise price.

          The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

          When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires unexercised on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.

          The Fund has adopted certain other non-fundamental policies concerning index option transactions that are discussed above.

          The hours of trading for options on an index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

          Because options on securities indices require settlement in cash, the sub-advisor may be forced to liquidate portfolio securities to meet settlement obligations.

          Options on Stock Indices - The Fund may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indices generally are similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

          Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

     Interfund Lending - Pursuant to an order issued by the SEC, the series of the Trust may participate in a credit facility whereby each series, under certain conditions, is permitted to lend money directly to and borrow directly from other series for temporary purposes. The credit facility can provide a borrowing series with significant savings at times when the cash position of the series is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain series have insufficient cash on hand to satisfy such redemptions. When the series liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.

     The credit facility will reduce the series' potential borrowing costs and enhance the ability of the lending series to earn higher rates of interest on their short-term lending. Although the credit facility will reduce the series' need to borrow from banks, the series remain free to establish lines of credit or other borrowing arrangements with banks.

     Loan Transactions - Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

     Securities loans will be made in accordance with the following conditions:
(1) the Fund must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Fund must be able to terminate the loan after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities;
(5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board to vote proxies.

     While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

     The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Board.

     Mortgage-Backed Securities - Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

          Collateralized Mortgage Obligations ("CMOs") - CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. A REMIC itself is generally exempt from federal income tax, but the income from its mortgages is taxable to its investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

          Mortgage Pass-Through Securities - Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). They are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

          Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the Government National Mortgage Association ("GNMA"), or guaranteed by agencies or instrumentalities of the U.S. government, as in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations.

          Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

          (1) GNMA Mortgage Pass-Through Certificates ("Ginnie Maes") - GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

          (2) FHLMC Mortgage Participation Certificates ("Freddie Macs") - Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

          (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")
     - Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

          (4) Mortgage-Related Securities Issued by Private Organizations - Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Other Investment Company Securities - The Fund at times may invest in shares of other investment companies, including other investment companies of the Trust. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities.

     Preferred Stock - A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

     Ratings of Short-Term Obligations - The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

     Commercial paper and short-term debt considered to be prime credit quality by DBRS is rated R-1. Obligations of the highest credit quality are rated R-1
(high). These are entities possessing unquestioned ability to repay current liabilities as they fall due and maintaining strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Obligations rated R-1 (middle) are of superior credit quality and, in most cases, differ from R-1 (high) credits to only a small degree. Of satisfactory credit quality are obligations rated R-1 (low). For these entities, the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher-rating categories, but these considerations are still respectable.

     Repurchase Agreements - A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., the Fund) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement. Repurchase agreements are generally for a short period of time, usually less than a week.

     The Fund may enter into repurchase agreements with any bank that is a member of the Federal Reserve System or registered broker-dealer who, in the opinion of the sub-advisor presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Board. The Fund may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

     In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, the Fund may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case the Fund may incur a loss if the proceeds to the Fund from the sale of the securities to a third party are less than the repurchase price.

     Reverse Repurchase Agreements - The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment advisor possessing investment authority. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

     Rights and Warrants - Rights are short-term warrants issued in conjunction with new stock issues. Warrants are options to purchase an issuer's securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. There is no specific limit on the its investment objectives or policies.

     Section 4(2) Securities - Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

     The Board and the applicable sub-advisor will carefully monitor the Fund's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Fund's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

     Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations - Separately traded registered interest and principal securities or "STRIPS" and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. If the Fund invests in STRIPs, it will take into account as income a portion of the difference between these obligations' purchase prices and their face values. Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.

     Terrorism Risks - Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, related groups of issuers, or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Fund's operations.

     U.S. Government Securities - U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government Securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.

     U.S. Treasury Obligations - U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS and inflation-indexed securities. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

     Variable or Floating Rate Obligations - A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

     Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

     (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     (3) A variable rate obligation that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

     (4) A floating rate obligation that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     As used above, an obligation is "subject to a demand feature" when the Fund is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

     When-Issued and Forward Commitment Transactions - These transactions involve a commitment by the Fund to purchase or sell securities at a future date. These transactions enable the Fund to "lock-in" what the sub-advisor believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Fund may lose the opportunity to obtain a favorable price. For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to the Fund until settlement takes place. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.

     The Fund maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. When entering into a when-issued or forward commitment transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

                                                                      APPENDIX A

                PROXY VOTING POLICY AND PROCEDURES FOR THE TRUST

                          AMERICAN BEACON MASTER TRUST
                              AMERICAN BEACON FUNDS
                          AMERICAN BEACON MILEAGE FUNDS
                          AMERICAN BEACON SELECT FUNDS

                       PROXY VOTING POLICY AND PROCEDURES

                         LAST AMENDED FEBRUARY 28, 2007

PREFACE

     Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of interest holders of the American Beacon Master Trust and shareholders of the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the "Funds"). Therefore, these Proxy Voting Policy and Procedures (the "Policy") have been adopted by the Funds.

     The Funds are managed by American Beacon Advisors, Inc. (the "Manager"). The Manager has retained a proxy voting consultant (the "Consultant") to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest primarily in the securities of domestic U.S. issuers (the "Domestic Funds"), consistent with the Policy. The Policy sets forth the policies and procedures the Manager employs when voting proxies for the Domestic Funds, including the role of their investment subadvisers (the "Subadvisers"). Proxy voting for the Funds that invest primarily in the securities of foreign issuers (the "International Funds") has been delegated by the International Funds' Boards of Trustees to the subadvisers for those funds ("International Subadvisers"). For the securities held in their respective portion of each International Fund, the International Subadvisers make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the International Funds and approved by their Boards of Trustees. The Policy includes the procedures that the Manager performs to monitor proxy voting by the International Subadvisers.

     For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of Fund interest holders and shareholders (collectively, "shareholders"). For certain proxy proposals, the interests of the Manager and/or its affiliates may differ from Fund shareholders' interests. To avoid the appearance of impropriety and to fulfill its fiduciary responsibility to shareholders in these circumstances, the Policy includes procedures established by the Manager for voting proxy proposals that potentially present a conflict of interests.

DOMESTIC FUNDS - PROCEDURES

     1. VOTING -The Consultant has been instructed by the Manager to vote proxies in accordance with the Policy, unless it is notified to vote otherwise by the Manager in writing. The Manager may decide to instruct the Consultant to vote in a manner different than specified by the Policy if it determines that such a variance from the Policy would be in the best interests of Fund shareholders. In making such a determination, the Manager will conduct its analysis of the proxy proposal, which may include, among other things, discussing the issue with Subadvisers holding the security to determine their recommended voting position.

          Except as otherwise noted, items to be evaluated on a case-by-case basis and proposals not contemplated by the Policy will be assessed by the Manager. In these situations, the Manager will use its judgment in directing the Consultant to vote in the best interest of the Funds' shareholders and will propose changes to the Policy when appropriate.

     2. CONFLICTS OF INTEREST - The Manager maintains a list by Fund of all affiliated persons, including the Manager and its affiliates, the Subadvisers and their affiliates as well as the Funds' distributor and its affiliates. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, a Subadviser, the distributor or any of their affiliates and b) Fund shareholders. The Manager will monitor the Fund's holdings against the list of affiliated persons and will conduct an analysis based upon the following procedures to resolve these known potential conflicts as well as any unforeseen conflicts.

          A. PROXIES FOR AFFILIATED FUNDS - Each Fund has the ability to invest in the shares of any of the Money Market Funds. For example, the High Yield Bond Fund may purchase shares of the Money Market Fund. If the Money Market Fund issues a proxy for which the High Yield Bond Fund is entitled to vote, the Manager's interests regarding the Money Market Fund might appear to conflict with the interests of the shareholders of the High Yield Bond Fund. In these cases, the Manager will instruct the Consultant to vote in accordance with the Board of Trustees' recommendations in the proxy statement.

          B. BUSINESS / PERSONAL CONNECTIONS OF THE MANAGER - The Manager is a wholly owned subsidiary of AMR Corporation, which is a publicly owned corporation and the parent company of American Airlines, Inc. To avoid the appearance of any conflict of interests, the Funds are expressly prohibited from investing in the securities of AMR Corporation or any other airline company.

          The Manager could have an advisory client that issues a proxy or promotes a proxy proposal for which a Fund is entitled to vote. By taking a particular voting position on the proxy, it could be perceived by Fund shareholders that the Manager is favoring the advisory client over Fund shareholders in order to avoid harming its relationship with the advisory client. If the Manager is asked to render a decision regarding a proxy proposal issued or promoted by one of its advisory clients, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

          In the event that a principal officer of the Manager has a personal relationship or connection with an issuer or proponent of a proxy proposal being considered by the Manager, the voting matter will be discussed with the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

          If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

          C. BUSINESS / PERSONAL CONNECTIONS OF THE SUBADVISERS - Each Subadviser (and its affiliates) is considered an affiliate of the portion of the Fund it manages. When the Manager receives input regarding a voting recommendation from a Subadviser, the Manager will request the Subadviser's disclosure of any business or personal relationships or connections that the Subadviser itself or its principals may have with the proxy issuer or any proponent of the proxy proposal. If the Subadviser's disclosure reveals any potential conflicts of interest, the Manager will not rely on the Subadviser's recommendation regarding the proxy proposal.

     3. SECURITIES ON LOAN - The Consultant will notify the Manager before the record date about the occurrence of a future shareholder meeting. The Manager will determine whether or not to recall shares of the applicable security that are on loan with the intent of voting such shares in accordance with the Policy, based on factors including the nature of the meeting (i.e., annual or special), the percentage of the proxy issuer's outstanding securities on loan, any other information regarding the proxy proposals of which the Manager may be aware, and the loss of securities lending income to a Fund as a result of recalling the shares on loan.

DOMESTIC FUNDS - POLICIES

     1. ROUTINE PROPOSALS - Routine proxy proposals are most commonly defined as those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. The proposals are consistent with industry standards as well as the corporate laws in the state of incorporation. Traditionally, these include:

          A. Location of annual meeting
          B. Employee stock purchase plan
          C. Appointment of auditors
          D. Corporate strategy
          E. Director indemnification and liability protection
          F. Reincorporation

     The Funds' policy is to SUPPORT management on these routine proposals.

     2. SOCIAL, POLITICAL AND ENVIRONMENTAL PROPOSALS - Issues which can be characterized as non-financial or non-business issues involving social, political and environmental issues will result in voting to SUPPORT management. Financial interests of the shareholders are the only consideration for proxy voting decisions.

     3. SHAREHOLDER EQUALITY PROPOSALS - Issues that do not discriminate against certain shareholders will be SUPPORTED. Non-discriminatory proposals include:

          A. ANTI-GREENMAIL - Provisions that require that the price paid to the greenmailer must be extended to all shareholders of record will be SUPPORTED.

          B. FAIR PRICE PROVISIONS - Provisions that guarantee an equal price to all shareholders will be SUPPORTED.

     4. NON-ROUTINE PROPOSALS - Issues in this category are more likely to affect the structure and operation of the corporation and, therefore have a greater impact on the value of the shareholders' investment. All situations will be viewed individually and independently with the focus on the financial interest of the shareholders.

     Various factors will contribute in the decision-making process assessing the financial interest of the shareholders. Consideration should be given first and foremost to the board of directors. The board of directors oversees the management of the company, makes decisions on the most important issues and is a representative of the shareholders. To the degree that the board is independent (defined as at least 75% of members are independent, having no personal or business relationship with management, as defined by the relevant exchange), capable and dedicated to the shareholders, support should be for the board's recommendations.

     Management's record, strategy and tenure will contribute in the decision-making process. The tendency will be to side with management if, in the past, it has shown the intent and ability to maximize shareholder wealth over the long term. Management will not be judged on a quarter-by-quarter basis, but judged on decisions that are consistent with the long-term interests of the shareholders of the company.

     The following are specific issues that directly impact the financial interest of the shareholders.

          A. BOARD OF DIRECTORS

               A. UNCONTESTED ELECTIONS - The Funds will SUPPORT management's slate during uncontested elections if the board is independent. The company is the best judge of who is able and available to serve, and who will work well together.

               B. CONTESTED ELECTIONS - will be evaluated on a CASE-BY-CASE basis. Both slates of candidates will be evaluated based on a thorough analysis of each contesting side.

               C. INDEPENDENT COMPENSATION COMMITTEE - an independent committee will best represent shareholder interests and guards against conflicts of interest in executive pay decisions. An independent or majority independent committee will have no financial interest in the outcome. The Funds will SUPPORT proposals for independent compensation committees.

               D. INDEPENDENT NOMINATING COMMITTEE - The Funds believe that independent directors selected by a committee of independent directors will be more likely to question the CEO's business judgment. Therefore, the Funds will SUPPORT proposals for independent nominating committees.

               E. CLASSIFIED BOARDS - A typical classified board is divided into 3 groups with one group standing for election every third year. The Funds believe that shareholders benefit from the structure as classified boards provide stability of leadership and continuity of management and policy that is crucial when evaluating company issues. Therefore, the Funds' policy is to SUPPORT classified boards.

               F. CUMULATIVE VOTING - Under cumulative voting, shareholders are entitled to a number of votes equal to the number of board seats open for election, times the number of shares held. The votes can be cast for one nominee or apportion them, equally or not, amongst the nominees. The Funds believe that each director should act for the benefit of all shareholders and therefore should not be elected by a special group of shareholders. As a result, the Funds do NOT SUPPORT cumulative voting. Directors have the fiduciary responsibility to protect and enhance the interests of all shareholders. The potential disruption caused by a minority director with a special agenda is potentially damaging to a majority of shareholders. Directors should act in the benefit of the majority, not the minority.

               G. INDEPENDENT BOARDS - The Funds believe independent boards will permit clear and independent decision-making, benefiting shareholders' long-term interests. Board members who are independent are more likely to protect shareholders' interests than company executives or other insiders. An "independent director" is defined as an individual who has had no personal or business relationship with management, as defined by the relevant exchange. While the Funds' policy is to generally SUPPORT independent boards, there is no objection to including up to 25% of insiders or affiliated outsiders on the board. Inside directors have intimate knowledge of the company that will be beneficial during discussions of the company's long-term prospects. If the board is less than 75% independent, the Funds will WITHHOLD their vote for non-CEO board members that are not independent.

               H. SEPARATE CHAIRMAN, CEO POSITIONS - Proponents contend that an individual with both positions is accountable to no one. The CEO is a management employee, responsible for day-to-day operations, implementing corporate strategy, and accountable to the board. The chairman is responsible for the overall direction of the company, protecting the shareholders' interests, evaluating the performance of the CEO, and is accountable to the shareholders.

               Opponents contend it would dilute the power of the CEO to provide effective leadership, create a potential rivalry between the two positions leading to compromise rather than decisive action, insulate the CEO from being held accountable by the board if the chairman is overprotective, and finally, may cause confusion by having two public spokesmen. Despite the widespread use of this structure in Britain, it is relatively revolutionary in the U.S. If the board is independent, the Funds will SUPPORT the company's recommendation regarding separate chairman, CEO positions. Other situations will be evaluated on a CASE-BY-CASE basis.

               I. MINIMUM DIRECTOR STOCK / FUND OWNERSHIP - proponents contend that a director's interests will be more aligned with shareholders if the director has a personal stake in the company. Additionally, many companies are providing part of their compensation in the form of stock for directors.

               Opponents contend that minimum stock/fund ownership requirements will restrict the search to qualified, wealthy board candidates. This could eliminate other candidates who may not be able to pay the price of the required stock.

               The Funds will NOT SUPPORT proposals for minimum director stock ownership.

               J. MAJORITY VOTE TO ELECT DIRECTORS - Shareholder concern about director elections is an outgrowth of their concern about director accountability in the aftermath of corporate scandals. Opponents argue that because of the "holdover" provision applicable to most directors, a resignation policy could be more effective in actually effecting the removal of an unpopular director. Proponents maintain that a resignation policy approach still leaves such a director technically "elected" and puts the onus on other board members to take action against one of their colleagues.

               The Funds will SUPPORT proposals for a majority vote requirement to elect directors.

               K. INCREASE/DECREASE SIZE OF BOARD - The board and management are in the best position to determine the structure for the board. If the board is independent, the Funds will SUPPORT proposals to increase or decrease the size of the board. All other proposals will be reviewed on a CASE-BY-CASE basis.

               L. LIMIT NUMBER OF BOARDS SERVED - The board and management are in the best position to determine the structure for the board. The Funds will NOT SUPPORT proposals to limit the number of boards a director may serve on.

               M. TERM LIMITS - Opponents of term limits sustain that the board and management are in the best position to determine a workable, efficient structure for the board. Furthermore, shareholders may approve or disapprove of certain directors with their vote at annual meetings. The board should be free to identify the individuals who will best serve the shareholders. Supporters of term limits say that limiting the number of years that a director can serve on the board provides a built-in mechanism to force turnover. A structure that specifically limits the period of time a director can serve provides opportunities for recruiting directors with new ideas and perspectives.

               The Funds will NOT SUPPORT proposals to institute term limits.

          B. EXECUTIVE / DIRECTOR COMPENSATION

               A. INCENTIVE/STOCK OPTION PLANS (ESTABLISH, AMEND, ADD) - proponents contend that incentive/stock option plans are designed to attract, hold and motivate management. Shareholders generally favor these plans, as top managers should have a stake in their company that ties compensation to performance. By aligning management's interests with shareholders toward a goal of increasing shareholder value, better returns usually result.

               Opponents contend that incentive/stock option plans may dilute the shareholders' claim on profits and assets and may lead to a shift in the balance of voting control. Additionally, easily attainable incentive goals may not provide the necessary incentive for management.

               If the board is independent and if the company has performed well over the previous 3- or 5- year period, the Funds will generally SUPPORT these plans. However, the Funds will NOT SUPPORT plans that permit:

               - Dilution in excess of the company's peer group, unless overall executive compensation levels (including the value of the options) are at or below the peer group; or

               -    Repricing/replacing underwater options

               B. DISCOUNTED STOCK OPTIONS - options that may be exercised at prices below the stock's fair market value on the award date. Sometimes called non-qualified options, these options are granted "in-the-money" or immediately exercisable for a profit. The Funds do NOT SUPPORT discounted stock options, as they do not give management much incentive to increase share value, while the purpose of granting stock options is to align executives' interests with those of the shareholders.

               C. EXCHANGE OF UNDERWATER OPTIONS - options with an exercise price higher than the market price are considered "underwater" and, needless to say, unattractive. The Funds do NOT SUPPORT the exchange of underwater options that result in a financial gain to the participants since other shareholders have no such protection from falling stock prices and since executives would bear no risk if management is willing to bail them out when the stock price falls. The Funds will SUPPORT the exchange of underwater options that do not result in a financial gain to the participants.

               D. CAP OR LIMIT EXECUTIVE AND DIRECTOR PAY - The Funds will NOT SUPPORT capping or limiting executive or director pay. Pay flexibility is necessary to motivate and retain top quality executives and align shareholder and management interests.

               E. LINK PAY TO PERFORMANCE - Proponents contend that by linking pay to performance management's interests will be aligned with shareholders. Management with compensation packages containing little volatility or risk may have a goal other than maximizing shareholder wealth. As a result, the Funds will SUPPORT proposals to link pay to performance.

               F. GOLDEN PARACHUTE PROVISIONS - provide severance payments to top executives who are terminated or demoted after a change in control (takeover). They provide some financial security to executives relieving potential anxiety as they negotiate and impartially evaluate future takeover bids. This provision will allow executives to not oppose a merger that might be in the best interests of the shareholders but may cost them their job. Parachutes may also benefit shareholders as they aid in the attraction and retention of managers.

               However, opponents contend the existence of these provisions can discourage takeover attempts, as significant sums may have to be paid to company executives. Executives are already well paid to manage the company and should not have an extra reward. Additionally, shareholder approval is generally not necessary for enactment of this provision.

               Properly conceived, golden parachutes can free management to act in the best interests of shareholders. Often, however, it is clearly an attempt to raise the cost to a third party of acquiring the company.

Other criteria for analyzing the actual approval of parachute plans might include necessity, breadth of participation, payout size, sensitivity of triggers and leveraged buyout restrictions. If the board is independent and the company has performed well over the previous 3- or 5-year period, the Funds will SUPPORT golden parachute provisions.

               G. EXPENSING STOCK OPTIONS - Proponents argue that expensing stock options would more accurately reflect the company's earnings and would lead to better comparisons among companies. Furthermore, expensing options would rein in what many consider to be the excessive use of stock options as compensation for executives.

               Opponents argue that expensing stock options will ultimately hurt rank and file employees who currently receive stock options and will do little to curb accounting irregularities. Companies are more likely to cut back on option grants if they are considered an expense, and such cutbacks will probably come from grants to regular employees. In addition, opponents contend there is no reliable, accurate and standard way to calculate the value of stock options and say that options are not a company expense, but rather a cost incurred by shareholders in the form of dilution, which is reflected in the form of lower earnings per share. Finally, they also note that the effect of stock options is already disclosed in the notes to the company's financial statements.

               The Funds will SUPPORT management's recommendations on this issue as management, along with their auditors and board, are in the best position to determine the competitive impact on their firm and determine appropriate accounting policies in compliance with FASB rules.

               H. EXECUTIVE INCENTIVE BONUS PLANS - Section 162(m) of the Internal Revenue Code prohibits companies from deducting more than $1 million in compensation paid to each of the top five executives, unless the compensation is paid under a performance-based, shareholder approved plan. To maintain compliance, these performance-based plans require shareholder approval every five years.

               Cash bonus plans can be an important part of an executive's overall pay package, along with stock-based plans tied to long-term total shareholder returns. Over the long term, stock prices are an excellent indicator of management performance. However, other factors, such as economic conditions and investor reaction to the stock market in general, and certain industries in particular, can greatly impact the company's stock price. As a result, a cash bonus plan can effectively reward individual performance and the achievement of business unit objectives that are independent of short-term market share price fluctuations. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

               Generally, the Funds will SUPPORT these performance-based plans. However, if the compensation committee is not 100% independent, the proposal will be decided on a case-by-case basis.

               I. SUPPLEMENTAL EXECUTIVE RETIREMENT PLANS (SERPS) - Supplemental executive retirement plans (SERPs) are special pension benefits for executives, paid in excess of IRS deductibility limitations and exempt from provisions within the Employee Retirement and Income Security Act (ERISA). SERPs are unfunded plans and payable out of the company's general assets. The ability of a company to offer a SERP could affect the company's ability to compete for qualified senior executives, and could place the company at a competitive disadvantage to its peers. Companies note that it is particularly critical for a company to retain the ability to offer SERPs when hiring an executive who must forfeit substantial retirement benefits that he or she has accrued at a previous employer.

               Opponents contend that such benefits are unnecessary given the high levels of executive compensation at most companies.

               Generally, the Funds will SUPPORT SERPs. However, if the compensation committee is not 100% independent, the proposal will be decided on a case-by-case basis.

          C. RIC CONTRACTS AND POLICIES

               A. INVESTMENT ADVISORY CONTRACTS - All proposals regarding new investment advisory contracts or amendments to existing contracts will be reviewed on a CASE-BY-CASE basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds' shareholders.

               B. DISTRIBUTION PLANS - All proposals pertaining to a RIC's distribution plan will be reviewed on a CASE-BY-CASE basis, weighing any proposed additional fees to be paid by shareholders against the potential benefits. The analysis will foremost consider the effects of the proposal on the shareholders.

               C. FUNDAMENTAL OBJECTIVES / POLICIES - All proposals regarding the fundamental investment objectives or policies of a RIC will be reviewed on a CASE-BY-CASE basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the shareholders.

          D. CONFIDENTIAL VOTING - The Funds believe that confidential voting restricts communication between shareholders and management. Additionally, the system of free and open proxy voting protects shareholder interests and ensures that the fiduciary obligations of investment funds are met. These representatives are then fully accountable to their constituents. Confidential voting is also expensive, as voting must be tabulated by a third party before presentation. The Funds will NOT SUPPORT confidential voting. Management cannot address shareholder concerns if they cannot identify the dissenting voters. Undue pressure will not be condoned but our concern is that communication might be diminished during a time when shareholders are considering significant issues. Implementing confidential voting is not an acceptable tradeoff for the potential loss of open dialogue.

          E. SUPERMAJORITY-VOTING PROVISIONS - Proponents contend that a broad agreement should be reached on issues that may have a significant impact on the company. Supermajority vote requirements usually require a level of voting approval in excess of a simple majority of the outstanding shares. Usually this range is from 66% to 80%, but in some cases even higher.

          Opponents contend that supermajority-voting provisions detract from a simple majority's power to enforce its will. In many cases, the supermajority requirement will make it impossible to repeal or enact proposals due to the number of votes needed. Matters of corporate policy, a sale of assets or a sale of the entire company should ordinarily only require a majority of shareholders.

          The Funds will support supermajority provisions up to 67%. All situations regarding supermajority-voting provisions larger than 67% will be reviewed on a CASE-BY-CASE basis.

          F. ANTI-TAKEOVER PROPOSALS - Poison pills, preemptive rights, fair pricing and dual class voting provisions force potential bidders to deal directly with the board of directors. The board's role is to protect shareholders against unfair and unequal treatment and guard against partial tender offers and other abusive tactics. Fair and equitable offers will not be prevented and will equally benefit all shareholders.

               A. POISON PILLS (SHAREHOLDER RIGHTS PLANS) - protect shareholders from coercive and unfair offers. Therefore, all shareholders should receive a better/fairer offer. If the board is independent, the Funds will SUPPORT poison pills. If the board is not independent, each situation involving poison pills will be decided on a CASE-BY-CASE basis.

               B. PREEMPTIVE RIGHTS - enable shareholders to retain the same percentage of ownership during additional stock offerings. This eliminates the effect of dilution on the shareholder. The Funds will SUPPORT preemptive rights.

               C. FAIR PRICING PROVISIONS - require that if offers are not approved by the board, the bidder must pay the same "fair" price for all shares purchased. The fair price is usually defined as the highest price paid by the bidder for shares acquired before the start of the tender offer. This provision attempts to prevent "two-tiered" offers in which the bidder offers a premium for sufficient shares to gain control then offers a much lower price to the remaining holders. The Funds will SUPPORT fair pricing provisions.

               D. DUAL CLASS VOTING PROVISIONS - create unequal voting rights among different shareholders. These provisions allow companies to raise capital and expand while letting management maintain control without fear of being acquired. However, these provisions enable management to become entrenched, as it is an anti-takeover mechanism. With management controlling the voting power, no one will pay a premium for shares of a company when there is no way for them to obtain voting control of the company. The Funds will NOT SUPPORT dual class voting provisions.

          G. STOCK RELATED PROPOSALS

               A. INCREASE AUTHORIZED COMMON/PREFERRED STOCK - A request for additional shares of stock was, in the past, considered a routine voting item. Companies usually state it is for a specific use, such as a stock split, acquisition or for "general corporate purposes." However, an abundance of authorized but unissued shares can become an anti-takeover measure, such as implementing a poison pill or placing a large block of stock with a friendly holder to maintain control.

               If the board is independent, the Funds will SUPPORT increases in common/preferred stock. The authorization will give companies the ability and flexibility to finance corporate growth. If the board is not independent, the Funds will not support increases in common/preferred stock.

               B. TARGETED SHARE PLACEMENTS - the issuance of a specific block of company securities to a friendly shareholder. These placements are often used to defend against an unfriendly takeover or to obtain favorable financing and may be executed using common stock, preferred stock or convertible securities. Targeted share placements are often less expensive to execute than issuing stock, they do not require the high interest rates of traditional debt and a placement can be structured for the benefit of the limited number of parties. Additionally, share placements can be executed fairly quickly and shareholder approval is not required.

               Opponents contend targeted placements give selected shareholders an unfair access to valuable securities while diluting current shareholder's proportional ownership and voting interests. Additionally, critics contend that not only do targeted share placements serve to entrench management, but also the holder of the share placement may have a senior claim or return from company assets.

               All situations regarding targeted share placements will be reviewed on a CASE-BY-CASE basis. Since such stock could be used to dilute the ownership rights of current shareholders, shareholders should have the opportunity to analyze the proposal to determine whether it is in their best economic interests.

          H. MERGERS, ACQUISITIONS, RESTRUCTURINGS - These transactions involve fundamental changes in the structure and allocation of a company's assets. Financial considerations are foremost in these transactions but ERISA fiduciaries are not obligated to take an offer if they feel the long-term interests of the Funds, as a shareholder will be best served by the company continuing as is.

          All situations regarding mergers, acquisitions, or restructuring will be reviewed on a CASE-BY-CASE basis. Due to the complexity and company-specific nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal.

     5. OTHER BUSINESS -- The Funds will SUPPORT management with respect to "Other Business."

     6. ADJOURN MEETING - The Funds will SUPPORT management with respect to proposals to adjourn the shareholder meeting.

All other issues will be decided on a CASE-BY-CASE basis. As with other non-routine proposals, decisions will be based primarily on management and board responsiveness to enhancing shareholder wealth.

Issues requiring analysis on a case-by-case basis will be voted according to the Consultant's recommendation when the Funds own less than 1% of the company's outstanding shares AND less than $3 million of the company's market capitalization.

INTERNATIONAL FUNDS - PROCEDURES

     1. VOTING - The International Funds' Boards of Trustees have delegated proxy voting to the International Subadvisers. Each International Fund has adopted the proxy voting policies and procedures of its respective subadvisers. The Manager maintains copies of the International Subadvisers' policies and will periodically check the voting record for adherence to the policies. If any discrepancies are noted, the Manager will follow up with the International Subadviser.

     2. CONFLICTS OF INTEREST - Each International Subadviser receives from the Manager the list of affiliated persons for each International Fund. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, an International Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If an International Subadviser receives a proxy involving one of these entities, it will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

          If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the International Subadviser will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

ALL FUNDS - OTHER PROCEDURES

     1. RECORDKEEPING - Records of all votes will be maintained by a) the Consultant for the Domestic Funds and b) the International Subadvisers for the International Funds. Documentation of all votes for the Domestic Funds will be maintained by the Manager and the Consultant. Such documentation will include the recommendations of the Subadvisers along with pertinent supporting comments and letters, the Policy, the proxy voting policies and procedures of the International Subadvisers, any and all company reports provided by proxy advisory consulting services, additional information gathered by the Manager, minutes from any meeting at which the Boards of Trustees considered a voting matter, the conclusion and final vote.

     2. DISCLOSURE - The Manager, in conjunction with the Consultant, will compile the Funds' proxy voting record for each year ended June 30 and file the required information with the SEC via Form N-PX by August 31. The Manager will include a summary of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, in each Fund's Statement of Additional Information ("SAI"). In each Fund's annual and semi-annual reports to shareholders, the Manager will disclose that a description of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, is a) available upon request, without charge, by toll-free telephone request, b) on the Funds' website (if applicable), and c) on the SEC's website in the SAI. The SAI and shareholder reports will also disclose that the Funds' proxy voting record is available by toll-free telephone request (or on the Funds' website) and on the SEC's website by way of the Form N-PX. Within three business days of receiving a request, the Manager will send a copy of the policy description or voting record by first-class mail.

     3. BOARD OVERSIGHT - On at least an annual basis, the Manager will present a summary of the voting records of the Funds to the Boards of Trustees for their review. The Boards of Trustees will annually consider for approval the Policy and the proxy voting policies and procedures of the International Subadvisers. In addition, the Manager and International Subadvisers will notify the Board of any material changes to the proxy voting policies and procedures.

                             AMERICAN BEACON FUNDS

                            PART C. OTHER INFORMATION

Item 23.      Exhibits

(a)           Amended and Restated Declaration of Trust, dated November 1, 2004
              - (xxii)

(b)           Bylaws - (iv)

(c)           Voting trust agreement -- none

(d)(i)(A)     Fund Management Agreement between American AAdvantage Funds and
              AMR Investment Services, Inc., dated April 3, 1987#

   (i)(B)     Supplement to Fund Management Agreement, dated August 1, 1994 -
              (iv)

   (i)(C)     Supplement to Fund Management Agreement, dated August 1, 1995 -
              (iv)

   (i)(D)     Supplement to Fund Management Agreement, dated November 1,
              1995-(vii)

   (i)(E)     Amendment to Schedule A of Fund Management Agreement, dated
              December 1, 1995 - (i)

   (i)(F)     Supplement to Fund Management Agreement, dated December 17, 1996 -
              (ii)

   (i)(G)     Supplement to Fund Management Agreement, dated July 25, 1997 -
              (iii)

   (i)(H)     Supplement to Fund Management Agreement, dated September 1, 1998 -
              (vi)

   (i)(I)     Supplement to Fund Management Agreement, dated January 1, 1999 -
              (vii)

   (i)(J) Supplemental Terms and Conditions to the Management Agreement, dated - May 19, 2000 - (ix)

   (i)(K)     Supplement to Fund Management Agreement, dated November 16, 2000 -
              (xi)

   (i)(L)     Supplement to Fund Management Agreement, dated October 17, 2001 -
              (xiv)

   (i)(M)     Supplement to Fund Management Agreement, dated May 28, 2002 -
              (xvi)

   (i)(N)     Supplement to Fund Management Agreement, dated May 13, 2003 -
              (xix)

   (i)(O)     Supplement to Fund Management Agreement, dated February 9, 2004 -
              (xxi)

   (i)(P)     Supplement to Fund Management Agreement, dated February 17, 2006 -
              (xxvii)

   (ii)(A)    Investment Advisory Agreement between AMR Investment Services,
              Inc. and Templeton Investment Counsel, Inc., dated November 1,
              1995 - (iv)

   (ii)(B)    Investment Advisory Agreement between AMR Investment Services,
              Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated November
              1, 1995 - (iv)

   (ii)(C)    Investment Advisory Agreement between AMR Investment Services,
              Inc. and Lazard Asset Management, dated March 1, 1999 - (vii)

   (ii)(D)    Investment Advisory Agreement between AMR Investment Services,
              Inc. and Goldman, Sachs & Company, Inc., dated July 31, 2000 - (x)

   (ii)(E)    Investment Advisory Agreement between AMR Investment Services,
              Inc. and J.P. Morgan Investment Management Inc., dated July 31,
              2000 - (x)

   (ii)(F)    Investment Advisory Agreement between AMR Investment Services,
              Inc. and Morgan Stanley Dean Witter Investment Management Inc., dated July 31, 2000 - (x)

   (ii)(G)    Investment Advisory Agreement between AMR Investment Services,
              Inc. and The Boston Company Asset Management, LLC, dated July 31,
              2000 - (x)

   (ii)(H)    Investment Advisory Agreement between AMR Investment Services,
              Inc. and Post Advisory Group, LLC, dated October 15, 2003 - (xx)

   (ii)(I)    Investment Advisory Agreement between AMR Investment Services,
              Inc. and Metropolitan West Capital Management, LLC, dated November
              30, 2000 - (xi)

   (ii)(J)    Investment Advisory Agreement between AMR Investment Services,
              Inc. and Causeway Capital Management LLC, dated August 31, 2001 -
              (xiv)

   (ii)(K)    Investment Advisory Agreement between AMR Investment Services,
              Inc. and Hotchkis and Wiley Capital Management, LLC, dated October
              9, 2001 - (xiv)

   (ii)(L)    Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Templeton Investment Counsel, LLC, dated
              January 1, 2001 - (xvii)

   (ii)(M)    Investment Advisory Agreement between AMR Investment Services,
              Inc. and Brandywine Asset Management, LLC, dated October 12, 2001
              - (xv)

   (ii)(N)    Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Lazard Asset Management, dated January 1, 2003
              - (xvii)

   (ii)(O)    Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated January 1, 2003 - (xvii)

   (ii)(P)    Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Brandywine Asset Management, LLC, dated January
              1, 2003 - (xvii)

   (ii)(Q)    Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Goldman, Sachs & Company, Inc., dated January
              1, 2003 - (xvii)

   (ii)(R)    Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and J.P. Morgan Investment Management Inc., dated
              January 1, 2003 - (xvii)

   (ii)(S)    Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Metropolitan West Capital Management, LLC, dated January 1, 2003 - (xvii)

   (ii)(T)    Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Morgan Stanley Investment Management Inc. f/k/a
              Morgan Stanley Dean Witter Investment Management Inc., dated
              January 1, 2003 - (xvii)

   (ii)(U)    Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and The Boston Company Asset Management, LLC, dated
              January 1, 2003 - (xvii)

   (ii)(V)    Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Templeton Investment Counsel, LLC, dated
              January 1, 2003 - (xvii)

   (ii)(W)    Investment Advisory Agreement between AMR Investment Services,
              Inc. and Calamos Asset Management, Inc., dated June 30, 2003 -
              (xix)

   (ii)(X)    Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Lazard Asset Management, dated January 13, 2003
              - (xix)

   (ii)(Y)    Assumption Agreement between Goldman, Sachs & Co. and Goldman
              Sachs Asset Management, L.P., dated March 28, 2003 - (xix)

   (ii)(Z)    Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated September 1, 2003 - (xx)

   (ii)(AA)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Morgan Stanley Investment Management Inc., dated September 1, 2003 - (xx)

   (ii)(BB)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated June 30, 2004 - (xxi)

   (ii)(CC)   Investment Advisory Agreement between AMR Investment Services,
              Inc. and Brown Brothers Harriman & Co., dated June 30, 2004 -
              (xxi)

   (ii)(DD)   Investment Advisory Agreement between AMR Investment Services,
              Inc. and NISA Investment Advisors, L.L.C., dated June 30, 2004 -
              (xxi)

   (ii)(EE)   Investment Advisory Agreement between AMR Investment Services,
              Inc. and Pzena Investment Management, LLC, dated June 30, 2004 -
              (xxi)

   (ii)(FF)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and The Boston Company Asset Management, LLC, dated
              August 27, 2004 - (xxii)

   (ii)(GG)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and The Boston Company Asset Management, LLC, dated
              November 29, 2004 - (xxii)

   (ii)(HH)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and J.P. Morgan Investment Management Inc., dated
              February 9, 2004 - (xxii)

   (ii)(II)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and J.P. Morgan Investment Management Inc., dated
              July 30, 2004 - (xxii)

   (ii)(JJ)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Pzena Investment Management, LLC, dated June
              30, 2004 - (xxii)

   (ii)(KK)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Brown Brothers Harriman & Co., dated June 30,
              2004 - (xxii)

   (ii)(LL)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and NISA Investment Advisors, LLC, dated August 27,
              2004 - (xxii)

   (ii)(MM)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Post Advisory Group, LLC, dated June 1, 2004 -
              (xxii)

   (ii)(NN)   Investment Advisory Agreement between AMR Investment Services,
              Inc. and Opus Capital Management, Inc., dated January 31, 2005 -
              (xxiii)

   (ii)(OO)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Goldman Sachs Asset Management, L.P., dated
              February 9, 2005 - (xxiii)

   (ii)(PP)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Brandywine Asset Management, LLC, dated
              February 9, 2004 - (xxiii)

   (ii)(QQ)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Calamos Asset Management, Inc., dated February
              9, 2004 - (xxiii)

   (ii)(RR)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Hotchkis and Wiley Capital Management, LLC, dated February 9, 2004 - (xxiii)

   (ii)(SS)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Lazard Asset Management LLC, dated February 9,
              2004 - (xxiii)

   (ii)(TT)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Metropolitan West Capital Management, LLC, dated February 9, 2004 - (xxiii)

   (ii)(UU)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Morgan Stanley Investment Management Inc., dated February 9, 2004 - (xxiii)

   (ii)(VV)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Post Advisory Group, LLC, dated February 9,
              2004 - (xxiii)

   (ii)(WW)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Templeton Investment Counsel, LLC, dated
              February 9, 2004 - (xxiii)

   (ii)(XX)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and The Boston Company Asset Management, LLC, dated
              February 9, 2004 - (xxiii)

   (ii)(YY)   Amendment to Investment Advisory Agreement between AMR Investment
              Services, Inc. and Causeway Capital Management LLC, dated February
              9, 2004 - (xxiii)

   (ii)(ZZ)   Investment Advisory Agreement between American Beacon Advisors,
              Inc. and Dreman Value Management, LLC, dated August 30, 2005 -
              (xxiv)

   (ii)(AAA)  Amendment to Investment Advisory Agreement between American Beacon
              Advisors, Inc. and Metropolitan West Capital Management, LLC, dated August 30, 2005 - (xxiv)

   (ii)(BBB)  Investment Advisory Agreement between American Beacon Advisors,
              Inc. and SSgA Funds Management, Inc., dated August 30, 2005 -
              (xxiv)

   (ii)(CCC)  Investment Advisory Agreement between American Beacon Advisors,
              Inc. and PanAgora Asset Management, Inc. - (xxvii)

   (ii)(DDD)  Investment Advisory Agreement between American Beacon Advisors,
              Inc. and Franklin Advisors, Inc., dated September 12, 2006 -
              (xxviii)

   (ii)(EEE)  Investment Advisory Agreement between American Beacon Advisors,
              Inc. and The Renaissance Group, LLC, dated September 2006 -
              (xxviii)

   (iii)(A)   Amended and Restated Administrative Services Agreement between the
              American AAdvantage Funds and AMR Investment Services, Inc., dated
              March 1, 2002 - (xv)

   (iii)(B) Amendment to Schedule A of the Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services,
              Inc., dated May 13, 2003 - (xix)

   (iii)(C) Amendment to Schedule A of the Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services,
              Inc., dated February 9, 2004 - (xx)

   (iv)(A)    Administrative Services Plan for the Platinum Class - (iv)

   (iv)(B)    Administrative Services Plan for the Cash Management Class - (xv)

   (iv)(C) Supplement to Administrative Services Plan for the Platinum Class, dated September 27, 2002 - (xvi)

   (iv)(D)    Administrative Services Plan for the Brown Brothers Harriman
              Class, dated March 9, 2007 - (xxix)

   (v)(A)     Master-Feeder Participation Agreement among Small Cap Index Fund,
              International Equity Index Fund, Quantitative Master Series Trust, and Princeton Funds Distributor, Inc., dated July 31, 2000 - (ix)

   (v)(B)     Master-Feeder Participation Agreement among S&P 500 Index Fund,
              Equity 500 Index Portfolio and SSgA Funds Management, Inc., dated
              May 1, 2001 - (xv)

(e)           Distribution Agreement among the American Beacon Funds, the
              American Beacon Mileage Funds, the American Beacon Select Funds and Foreside Fund Services, LLC, dated March 1, 2005 - (xxiii)

(f)           Bonus, profit sharing or pension plans - none

(g)(i)        Custodian Agreement between the American AAdvantage Funds and
              State Street Bank and Trust Company, dated December 1, 1997 - (v)

   (ii) Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

   (iii)      Amendment to Custodian Agreement to add Large Cap Growth, Emerging
              Markets, Small Cap Index and International Equity Index series of the American AAdvantage Funds, dated July 31, 2000 - (xvii)

   (iv) Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

   (v)        Amendment to Custodian Agreement to reflect amendments to Rule
              17f-5 and addition of Rule 17f-7 of the 1940 Act, dated June 1,
              2001 - (xvii)

   (vi) Amendment to Custodian Agreement to add Enhanced Income Fund, dated July 1, 2003 - (xix)

   (vii)      Amendment to Custodian Agreement to add Mid-Cap Value Fund and
              Treasury Inflation Protected Securities Fund, dated June 30, 2004
              - (xxi)

   (viii)     Amendment to Custodian Agreement to add Small Cap Value
              Opportunity Fund, dated March 31, 2006 - (xxvii)

(h)(i)        Transfer Agency and Service Agreement between the American
              AAdvantage Funds and State Street Bank and Trust Company, dated
              January 1, 1998 - (v)

   (ii)       Amendment to Transfer Agency Agreement to add Small Cap Value
              Fund, dated January 1, 1999 - (ix)

   (iii)      Amendment to Transfer Agency Agreement to add four new AAdvantage
              Funds, dated July 31, 2000 - (xvii)

   (iv)       Amendment to Transfer Agency Agreement to add High Yield Bond
              Fund, dated December 29, 2000 - (xi)

   (v) Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated September 24, 2002 - (xvii)

   (vi)       Securities Lending Authorization Agreement between American
              AAdvantage Funds and State Street Bank and Trust Company, dated
              January 2, 1998 - (v)

   (vii)      Amendment to Securities Lending Authorization Agreement to add
              Large Cap Growth Fund and Emerging Markets Fund, dated July 31,
              2000 - (xi)

   (viii)     Amendment to Securities Lending Authorization Agreement to add
              Small Cap Value Fund, dated January 1, 1999 - (xii)

   (ix)       Service Plan Agreement for the American AAdvantage Funds PlanAhead
              Class, dated August 1, 1994 - (iv)

   (x)        Credit Agreement between AMR Investment Services Trust, American
              AAdvantage Funds, American AAdvantage Mileage Funds, and AMR
              Investment Services, Inc., dated December 1, 1999 - (vii)

   (xi)       Amendment to Credit Agreement to add Large Cap Growth, Emerging
              Markets, Small Cap Index and International Equity Index Funds, dated July 31, 2000 - (ix)

   (xii)      Amendment to Credit Agreement to add High Yield Bond Fund, dated
              December 28, 2000 - (xi)

   (xiii)     Amendment to Credit Agreement to remove master-feeder funds, dated
              March 1, 2002 - (xvi)

   (xiv)      Administrative Services Agreement among American AAdvantage Funds,
              American AAdvantage Mileage Funds, AMR Investment Services Trust,
              AMR Investment Services, Inc. and State Street Bank and Trust
              Company, dated November 29, 1999 - (vii)

   (xv)       Purchase Agreement between American AAdvantage Funds and John H.
              Harland Company, dated December 1, 2001 - (xv)

   (xvi)      Service Plan Agreement for the American AAdvantage Funds Service
              Class, dated February 21, 2003 - (xviii)

   (xvii)     Amendment to Transfer Agency and Service Agreement to add Enhanced
              Income Fund, dated July 1, 2003 - (xix)

   (xviii)    Amendment to Credit Agreement to add Enhanced Income Fund, dated
              July 1, 2003 - (xix)

   (xix) Securities Lending Agency and Collateral Management Agreement between American AAdvantage Funds, on behalf of High Yield Bond
              Fund, and Metropolitan West Securities, LLC, dated January 3, 2004
              - (xx)

   (xx)       Indemnity Agreement between Wachovia Bank, N.A. and American
              AAdvantage High Yield Bond Fund, dated January 13, 2004 - (xx)

   (xxi)      Amendment to Transfer Agency and Service Agreement to add Mid-Cap
              Value Fund and Treasury Inflation Protected Securities Fund, dated
              June 30, 2004 - (xxi)

   (xxii)     Amendment to Securities Lending Authorization Agreement to add
              Mid-Cap Value Fund, dated June 30, 2004 - (xxi)

   (xxiii)    Amendment to Administrative Services Agreement among American
              AAdvantage Funds, American AAdvantage Mileage Funds, AMR
              Investment Services Trust, AMR Investment Services, Inc. and State
              Street Bank and Trust Company to add Mid-Cap Value Fund and
              Emerging Markets Fund, dated June 30, 2004 - (xxi)

   (xxiv) Amendment to Securities Lending Authorization Agreement regarding lending in new countries, dated August 12, 2005 - (xxiv)

   (xxv)      Amendment to Transfer Agency and Service Agreement to add Small
              Cap Value Opportunity Fund, dated March 31, 2006 - (xxvii)

   (xxvi)     Amendment to Securities Lending Authorization Agreement to add
              Small Cap Value Opportunity Fund, dated March 31, 2006 - (xxvii)

   (xxvii)    Amendment to Transfer Agency Agrement regarding name change, dated
              March 26, 2004 - (xxviii)

(i)           Opinion and consent of counsel - to be filed

(j)           Consent of Independent Auditors - to be filed

(k)           Financial statements omitted from prospectus - none

(l)           Letter of investment intent - (iv)

(m)(i)        Plan pursuant to Rule 12b-1 for the Institutional, Cash
              Management, PlanAhead and AMR Classes - (iv)

   (ii)       Plan pursuant to Rule 12b-1 for the Platinum Class - (iv)

   (iii)      Plan pursuant to Rule 12b-1 for the Service Class - (xviii)

(n)(i)        Amended and Restated Plan pursuant to Rule 18f-3 - (iv)

   (ii)       Amended and Restated Plan pursuant to Rule 18f-3, dated December
              1, 2001 - (xv)

   (iii)      Amended and Restated Plan pursuant to Rule 18f-3, dated May 1,
              2003 - (xix)

(p)(i)        Code of Ethics of Registrant, American Beacon Mileage Funds,
              American Beacon Select Funds and American Beacon Master Trust, dated March 8, 2007 - (xxix)

   (ii)       Code of Ethics of American Beacon Advisors, Inc., dated November
              15, 2006 - (xxviii)

   (iii)      Code of Ethics of State Street Master Funds, dated September 16,
              2004 - (xxiii)

   (iv)       Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc., dated
              January, 2007 - (xxviii)

   (v)        Code of Ethics of Brandywine Asset Management, LLC, dated December
              2006 - (xxviii)

   (vi)       Code of Ethics of Brown Brothers Harriman & Co., dated November
              2006 - (xxviii)

   (vii)      Code of Ethics of Calamos Advisors, LLC, dated December 2006 -
              (xxviii)

   (viii)     Code of Ethics of Causeway Capital Management LLC, dated January
              2006 - (xxviii)

   (ix)       Code of Ethics of Dreman Value Management, LLC, - (xxviii)

   (x)        Code of Ethics of Franklin Advisors, Inc., dated May 2006 -
              (xxviii)

   (xi)       Code of Ethics of Goldman Sachs Asset Management, L.P., dated
              January 23, 2007 - (xxviii)

   (xii) Code of Ethics of Hotchkis and Wiley Capital Management, LLC, dated May 2006 - (xxviii)

   (xiii)     Code of Ethics of Lazard Asset Management LLC, dated February 2006
              - (xxviii)

   (xiv)      Code of Ethics of Metropolitan West Capital Management, LLC, dated
              October 4, 2006 - (xxviii)

   (xv)       Code of Ethics of Morgan Stanley Investment Management, dated
              December 2006 - (xxviii)

   (xvi)      Code of Ethics of NISA Investment Advisors, L.L.C., dated February
              2007 - (xxviii)

   (xvii)     Code of Ethics of Opus Capital Management, Inc., dated January
              2006 - (xxviii)

   (xviii)    Code of Ethics of PanAgora Asset Management, Inc., dated July 2006
              - (xxviii)

   (xix)      Code of Ethics of Post Advisory Group, dated July 2006 - (xxviii)

   (xx)       Code of Ethics of Pzena Investment Management, LLC, dated January
              1, 2006 - (xxviii)

   (xxi)      Code of Ethics of SSgA Funds Management, Inc., dated October 2005
              - (xxviii)

   (xxii)     Code of Ethics of Templeton Investments, dated May 2006 - (xxviii)

   (xxiii)    Code of Ethics of Mellon Financial Corporation, parent company of
              The Boston Company Asset Management, LLC, dated February 2006 -
              (xxviii)

   (xxiv)     Code of Ethics of The Renaissance Group, dated June 2006 -
              (xxviii)

    Other:    Powers of Attorney for Trustees (Alan D. Feld, Stephen D.
              O'Sullivan, and Kneeland Youngblood) - (ii)

              Powers of Attorney for Trustees (R. Gerald Turner) - (xiii)

              Powers of Attorney for Trustees (W. Humphrey Bogart, Brenda A.
              Cline, and Richard A. Massman) - (xxii)

              Powers of Attorney for Trustees of the Quantitative Master Series
              Trust - (xxiii)

              Powers of Attorney for Trustees of the State Street Equity 500
              Index Portfolio - (viii)

----------
# Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 31, 1990.

(i) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 22, 1995.

(ii) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 1997.

(iv) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 18, 1997.

(v) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 27, 1998.

(vi) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 15, 1998.

(vii) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.

(viii) Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.

(ix) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.

(x) Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 11, 2000.

(xi) Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 29, 2000.

(xii) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2001.

(xiii) Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.

(xiv) Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2001.

(xv) Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2002.

(xvi) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2002.

(xvii) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2003.

(xviii) Incorporated by reference to Post-Effective Amendment No. 45 to the
     Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on May 1, 2003.

(xix) Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 2003.

(xx) Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2004.

(xxi) Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on June 30, 2004.

(xxii) Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 15, 2004.

(xxiii) Incorporated by reference to Post-Effective Amendment No. 52 to the
     Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2005.

(xxiv)
     Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on September 30, 2005.

(xxv) Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2005.

(xxvi) Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2006.

(xxvii) Incorporated by reference to Post-Effective Amendment No. 62 to the
     Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 31, 2006.

(xxviii) Incorporated by reference to Post-Effective Amendment No. 64 to the
     Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2007.

(xxix) Incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 30, 2007.

Item 24. Persons Controlled by or under Common Control with Registrant

          None.

Item 25. Indemnification

     Article XI, Section 2 of the Declaration of Trust of the Trust provides that:

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

          (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

          (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

          (i) such Covered Person shall have provided appropriate security for such undertaking;

          (ii) the Trust is insured against losses arising out of any such advance payments; or

          (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

     According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26. I. Business and Other Connections of Investment Manager

     American Beacon Advisors, Inc. (the "Manager"), 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV (SEC File No. 801-29198) filed with the SEC.

          II. Business and Other Connections of Investment Advisers

     The investment advisers listed below provide investment advisory services to the Trust.

     American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.

     Barrow, Hanley, Mewhinney & Strauss, Inc., 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.

     Brandywine Global Investment Management, LLC, 201 North Walnut Street, Wilmington, Delaware 19801.

     Brown Brothers Harriman & Co., 140 Broadway, New York, New York 10005.

     Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563.

     Causeway Capital Management LLC, 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025.

     Dreman Value Management LLC, Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey 07311.

     Franklin Advisers, inc., One Franklin Parkway, San Mateo, CA 94403.

     Goldman Sachs Asset Management, L.P., 32 Old Slip, New York, New York
10005.

     Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017.

     Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York
10112.

     Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660.

     Morgan Stanley Investment Management Inc., 1221 Avenue of the Americas, New York, New York 10020.

     NISA Investment Advisors, LLC, 150 N. Meramec Avenue, Suite 640, St. Louis, Missouri 63105.

     Opus Capital Group, LLC, One West Fourth Street, Suite 415,
Cincinnati, Ohio 45202.

     PanAgora Asset Management, Inc., 260 Franklin Street, 22nd Floor, Boston, MA 02110.

     Post Advisory Group, LLC, 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025.

     Pzena Investment Management, LLC, 120 West 45th Street, 20th Floor, New York, New York 10036.

     SSgA Funds Management. Inc., One Lincoln Street, Boston, Massachusetts 02111-2900

     Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Ft. Lauderdale, Florida 33394.

     The Boston Company Asset Management, LLC, One Boston Place, Boston, Massachusetts 02108.

     The Renaissance Group LLC, The Baldwin Center, 625 Eden Park Drive, Suite 1200, Cincinnati, OH 45202.

     Information as to the officers and directors of each of the above investment advisers is included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27. Principal Underwriter

     (a) Foreside Fund Services, LLC ("FFS"), the Trust's principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Century Capital Management Trust
Forum Funds
Henderson Global Funds
Ironwood Series Trust
Monarch Funds

Sound Shore Fund, Inc.
Bridgeway Funds, Inc.
American Beacon Mileage Funds
American Beacon Select Funds
Wintergreen Fund, Inc.

     (b) The following table identifies the officers of FFS and their positions, if any, with the Trust. The business address of each of these individuals is Two Portland Square, First Floor, Portland, Maine 04101.

Name                Position with Underwriter                  Position with Trust
----                -------------------------                  -------------------
Simon D. Collier    Managing Partner and Principal Executive   None
                    Officer
Carl A. Bright      President and Treasurer                    None
Richard J. Berthy   Vice President and Assistant Treasurer     None
Nanette K. Chern    Chief Compliance Officer, Secretary        None
                    and Vice President
Mark A. Fairbanks   Vice President, Assistant Secretary and    None
                    Deputy Chief Compliance Officer

Item 28. Location of Accounts and Records

     The books and other documents required by Section 31(a) under the Investment Company Act of 1940 are maintained in the physical possession of 1) the Trust's custodian at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; 2) the Manager at American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155; 3) the Trust's transfer agent at Boston Financial Data Services, 330 West 9th St., Kansas City, Missouri 64105; or 4) the Trust's investment advisers at the addresses listed in
Item 26 Part II above.

Item 29. Management Services

     All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on May 1, 2007.

                                        AMERICAN BEACON FUNDS


                                        By: /s/ Douglas G. Herring
                                            ------------------------------------
                                            Douglas G. Herring
                                            President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 66 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                      Date
---------                               -----                      ----


/s/ Douglas G. Herring                  President                  May 1, 2007
-------------------------------------   (Principal Executive
Douglas G. Herring                      Officer) and Trustee


/s/ Rebecca L. Harris                   Treasurer (Principal       May 1, 2007
-------------------------------------   Financial Officer)
Rebecca L. Harris


/s/ William F. Quinn                    Executive Vice President   May 1, 2007
-------------------------------------   and Trustee
William F. Quinn


W. Humphrey Bogart*                     Trustee                    May 1, 2007
-------------------------------------
W. Humphrey Bogart


Brenda A. Cline*                        Trustee                    May 1, 2007
-------------------------------------
Brenda A. Cline


Alan D. Feld*                           Trustee                    May 1, 2007
-------------------------------------
Alan D. Feld


Richard A. Massman*                     Trustee                    May 1, 2007
-------------------------------------
Richard A. Massman


Stephen D. O'Sullivan*                  Trustee                    May 1, 2007
-------------------------------------
Stephen D. O'Sullivan


R. Gerald Turner*                       Trustee                    May 1, 2007
-------------------------------------
R. Gerald Turner


Kneeland Youngblood*                    Chairman                   May 1, 2007
-------------------------------------
Kneeland Youngblood


*By /s/ William F. Quinn
    ---------------------------------
    William F. Quinn,
    Attorney-In-Fact

                                INDEX TO EXHIBITS

Exhibit
Number                     Description
-------                    -----------
(i)       Opinion and consent of counsel - to be filed
(j)       Consent of Independent Auditors - to be filed